Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 18, 2013	Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	UNION BANKSHARES INC
Entity Central Index Key	0000706863
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		4,455,406
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 62,913,720

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 5,023	$ 5,871
Federal funds sold and overnight deposits	41,487	18,510
Cash and cash equivalents	46,510	24,381
Interest bearing deposits in banks	21,922	24,020
Investment securities available-for-sale	20,630	42,954
Investment securities held-to-maturity (fair value $5.5 million and $4.0 million at December 31, 2012 and December 31, 2011, respectively)	5,496	4,000
Loans held for sale	11,014	4,888
Loans	444,145	424,319
Allowance for loan losses	(4,657)	(4,226)
Net deferred loan costs	139	177
Net loans	439,627	420,270
Accrued interest receivable	1,539	1,810
Premises and equipment, net	10,289	9,163
Core deposit intangible	1,438	1,608
Goodwill	2,223	2,223
Investment in real estate limited partnerships	3,809	4,473
Company-owned life insurance	3,267	3,676
Other assets	9,492	9,285
Total assets	577,256	552,751
Deposits
Noninterest bearing	83,715	76,656
Interest bearing	273,505	239,058
Time	152,773	157,725
Total deposits	509,993	473,439
Borrowed funds	15,747	29,015
Liability for defined benefit pension plan	2,753	5,679
Accrued interest and other liabilities	3,717	4,279
Total liabilities	532,210	512,412
Commitments and Contingencies (Notes 8,15,16,17,18 and 21)
Stockholders’ Equity
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional-paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339
Total liabilities and stockholders' equity	$ 577,256	$ 552,751

Consolidated Balance Sheets Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Investment securities held-to-maturity, fair value	$ 5.5	$ 4
Stockholders' Equity
Common stock, par value	$ 2	$ 2
Common stock, shares authorized	7,500,000	7,500,000
Common stock, shares issued	4,923,986	4,923,286
Treasury stock, shares	467,905	466,082

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Interest and fees on loans	$ 23,684	$ 22,269
Interest on debt securities:
Taxable	633	716
Tax exempt	363	326
Dividends	51	15
Interest on federal funds sold and overnight deposits	27	34
Interest on interest bearing deposits in banks	270	309
Total interest income	25,028	23,669
Interest expense
Interest on deposits	2,416	2,825
Interest on short-term borrowed funds	20	18
Interest on long-term borrowed funds	915	1,065
Total interest expense	3,351	3,908
Net interest income	21,677	19,761
Provision for loan losses	660	775
Net interest income after provision for loan losses	21,017	18,986
Noninterest income
Trust income	615	557
Service fees	4,877	4,367
Net gains on sales of investment securities available-for-sale	673	183
Net gains on sales of loans held for sale	3,614	1,566
Other income	746	452
Total noninterest income	10,525	7,125
Noninterest expenses
Salaries and wages	8,953	7,743
Pension and other employee benefits	3,908	3,153
Occupancy expense, net	1,156	1,121
Equipment expense	1,490	1,220
Other expenses	7,528	6,536
Total noninterest expenses	23,035	19,773
Income before provision for income taxes	8,507	6,338
Provision for income taxes	1,663	1,119
Net income	$ 6,844	$ 5,219
Earnings per common share	$ 1.54	$ 1.17
Weighted average number of common shares outstanding	4,457,029	4,456,842
Dividends per common share	$ 1	$ 1

Consolidated Statements of Comprehensive Income Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ 6,844	$ 5,219
Investment securities available-for-sale:
Net unrealized holding gains arising during the period on investment securities available-for-sale	60	839
Reclassification adjustments for net gains on investment securities available-for-sale realized in net income	(444)	(121)
Total	(384)	718
Defined benefit pension plan:
Net actuarial gain (loss) arising during period	2,387	(3,027)
Reclassification adjustment for amortization of net actuarial gain (loss) realized in net income	326	122
Reclassification adjustment for amortization of prior service cost realized in net income	7	4
Total	2,720	(2,901)
Total other comprehensive income (loss)	2,336	(2,183)
Total comprehensive income	$ 9,180	$ 3,036

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional paid-in capital	Retained Earnings	Treasury stock	Accumulated other comprehensive loss
Balances at Dec. 31, 2010	$ 41,725	$ 9,844	$ 244	$ 37,623	$ (3,823)	$ (2,163)
Common Stock, Shares, net of treasury at Dec. 31, 2010		4,455,704
Net income	5,219			5,219
Other Comprehensive Income (Loss)	(2,183)
Cash dividends declared ($1.00 per share)	(4,457)			(4,457)
Stock based compensation expense	9	0	9	0	0	0
Exercise of stock options	26	3	23
Exercise of stock options, shares		1,500
Balances at Dec. 31, 2011	40,339	9,847	276	38,385	(3,823)	(4,346)
Common Stock, Shares, net of treasury at Dec. 31, 2011		4,457,204
Net income	6,844			6,844
Other Comprehensive Income (Loss)	2,336
Cash dividends declared ($1.00 per share)	(4,457)			(4,457)
Stock based compensation expense	8	0	8	0	0	0
Exercise of stock options	12	1	11
Exercise of stock options, shares		700
Purchase of treasury stock	(36)				(36)
Purchase of treasury stock, shares		(1,823)
Balances at Dec. 31, 2012	$ 45,046	$ 9,848	$ 295	$ 40,772	$ (3,859)	$ (2,010)
Common Stock, Shares, net of treasury at Dec. 31, 2012		4,456,081

Consolidated Statements of Changes in Stockholders' Equity Parenthetical (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends per common share	$ 1	$ 1

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net income	$ 6,844	$ 5,219
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	887	692
Provision for loan losses	660	775
Deferred income tax (benefit) provision	(786)	595
Net amortization of investment securities	82	63
Equity in losses of limited partnerships	660	515
Stock based compensation expense	8	9
Net decrease (increase) in unamortized loan costs	38	11
Proceeds from sales of loans held for sale	129,867	81,939
Origination of loans held for sale	(132,379)	(79,650)
Net gains on sales of loans held for sale	(3,614)	(1,566)
Net (gains) losses on disposals of premises and equipment	(14)	1
Net gains on sale of investment securities available-for-sale	(673)	(183)
Net gains on sales of repossessed property	0	(4)
Write-downs of impaired assets	408	278
Net gains on sales of other real estate owned	(138)	(133)
Decrease (increase) in accrued interest receivable	271	(53)
Amortization of core deposit intangible	170	100
Increase in other assets	(345)	(150)
Contribution to defined benefit pension plan	0	(2,000)
Increase in other liabilities	1,526	900
Net cash provided by operating activities	3,472	7,358
Interest bearing deposits in banks
Proceeds from maturities and redemptions	10,735	7,985
Purchases	(8,637)	(17,964)
Investment securities held-to-maturity
Proceeds from maturities, calls and paydowns	4,000	2,000
Purchases	(5,496)	(5,500)
Investment securities available-for-sale
Proceeds from sales	13,632	2,326
Proceeds from maturities, calls and paydowns	17,444	11,134
Purchases	(8,742)	(31,426)
Net increase in loans	(21,626)	(16,055)
Recoveries of loans charged off	43	44
Purchases of premises and equipment	(2,018)	(1,497)
Investments in limited partnerships	(889)	(1,752)
Purchase of company-owned life insurance	0	(2,000)
Purchase of nonmarketable equity securities	0	(54)
Proceeds from sales of other real estate owned	1,375	517
Proceeds from sales of premises and equipment	19	0
Proceeds from sales of repossessed property	12	4
Cash acquired, net of cash paid, in branch acquisitions	0	29,607
Net cash used in investing activities	(148)	(22,631)
Cash Flows From Financing Activities
Advances of long-term debt	2,000	0
Repayment of long-term debt	(12,589)	(4,639)
Net (decrease) increase in short-term borrowings outstanding	(2,679)	1,444
Net increase in noninterest bearing deposits	7,059	8,571
Net increase in interest bearing deposits	34,447	25,160
Net decrease in time deposits	(4,952)	(743)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	0
Dividends paid	(4,457)	(4,457)
Net cash provided by financing activities	18,805	25,362
Net increase in cash and cash equivalents	22,129	10,089
Cash and cash equivalents
Beginning of year	24,381	14,292
End of year	46,510	24,381
Supplemental Disclosures of Cash Flow Information
Interest paid	3,406	3,942
Income taxes paid	2,225	725
Supplemental Schedule of Noncash Investing and Financing Activities
Other real estate acquired in settlement of loans	1,391	1,127
Other assets acquired in settlement of loans	0	40
Loans originated to finance the sale of other real estate owned	335	597
Investment in limited partnerships acquired by capital contributions payable	0	893
Assets acquired and liabilities assumed in branch acquisitions (Note 9):
Loans and other non-cash assets, excluding goodwill and core deposit intangible	0	33,624
Deposits and other liabilities	$ 0	$ 67,162

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Significant Accounting Policies

Basis of financial statement presentation

The accounting and reporting policies of Union Bankshares, Inc. and Subsidiary (the “Company”) are in conformity with U.S. generally accepted accounting principles (“GAAP”) and general practices within the banking industry. The following is a description of the more significant policies.

The consolidated financial statements include the accounts of Union Bankshares, Inc., and its wholly owned subsidiary, Union Bank (“Union”) headquartered in Morrisville, Vermont. All significant intercompany transactions and balances have been eliminated. The Company utilizes the accrual method of accounting for financial reporting purposes.

The Company meets the qualification requirements under Securities and Exchange Commission rules for smaller reporting companies and, pursuant to such rules, has elected to present audited statements of income, comprehensive income, cash flows and changes in stockholders' equity for each of the most recent two, rather than three, fiscal years.

Certain amounts in the 2011 financial statements have been reclassified to conform to the current year presentation.

Nature of operations

The Company provides a variety of financial services to individuals, municipalities, commercial and nonprofit customers through its branches, ATMs, telebanking and internet banking systems in northern Vermont and northwestern New Hampshire. This market area encompasses primarily retail consumers, small businesses, municipalities, agricultural producers and the tourism industry. The Company's primary deposit products are checking, savings, money market accounts, certificates of deposit and individual retirement accounts and its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including liquidity risk, interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities/repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. Although national economic conditions have been volatile during the last four years, local economic conditions have been somewhat more stable. The Company has a diversified loan portfolio with a substantial portion of the Company's loans secured by real estate and/or partially guaranteed by a U.S. Government agency. Most of its lending activities are conducted within the northern Vermont and northwestern New Hampshire market area where it is located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy and real estate market conditions. Notes 5 and 6 discuss the types of lending in which the Company engages.

Use of estimates in preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Material estimates that are particularly susceptible to significant change in the near term and involve inherent uncertainties relate to the determination of the allowance for losses on loans, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, deferred tax assets, judgments regarding valuation and impairment of investment securities and other assets as well as pension plan accounting. These estimates involve a significant degree of complexity and subjectivity and the amount of the change that is reasonably possible, should any of these estimates prove inaccurate, cannot be estimated.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Trust operations

Assets held by the Trust & Asset Management Division of Union in a fiduciary or agency capacity, other than trust cash on deposit with Union, are not included in these consolidated financial statements because they are not assets of Union or the Company.

Fair value measurements

The Company utilizes the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, as guidance for accounting for assets and liabilities carried at fair value. This standard defines fair value as the price, without adjustment for transaction costs, that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market based measurement based on assumptions that market participants would use in pricing an asset or liability. The guidance in FASB ASC Topic 820 establishes a three-level fair value hierarchy, which prioritizes the inputs used in measuring fair value. A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The three levels of the fair value hierarchy are:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•
Level 2 - Quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

•	Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Investment securities

Investment securities purchased and held primarily for resale in the near future are classified as trading securities and are reported at fair value with unrealized gains and losses included in earnings. Debt securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as either held-to-maturity or trading are classified as available-for-sale. Investments classified as available-for-sale are reported at fair value.

Accretion of discounts and amortization of premiums arising at acquisition on investment securities are included in income using the effective interest method over the life of the securities to maturity or call date. Unrealized gains and losses on investment securities available-for-sale are excluded from earnings and reported in Accumulated other comprehensive income (loss), net of tax and reclassification adjustment, as a separate component of stockholders' equity. The specific identification method is used to determine realized gains and losses on sales of available-for-sale or trading securities.

Declines in the fair values of individual equity securities that are deemed to be other-than-temporary are reflected in noninterest income when identified. An unrealized loss is generally deemed to be other than temporary and a credit loss on a debt security is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the security. The credit loss component of an other than temporary write down of a debt security is reflected in earnings as a realized loss in other income with the remaining portion of the impairment loss recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is more likely than not that the Company will not have to sell the debt security prior to recovery.

Loans held for sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. The estimated fair value of loans held for sale is based on current price quotes that determine the amount that the loans could be sold for in the secondary market. Loans transferred from held for sale to portfolio are transferred at the lower of cost or fair value in the aggregate. Sales are normally made without recourse. Gains and losses on the disposition of loans held for sale are determined on the specific identification basis. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their unpaid principal balances, adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

Loan interest income is accrued daily on outstanding balances. The following accounting policies, related to accrual and nonaccrual loans, apply to all loan segments and classes. The Company considers its loan segments and loan classes to be the same. The accrual of interest is normally discontinued when a loan is specifically determined to be impaired and/or management believes, after considering collection efforts and other factors, that the borrowers' financial condition is such that collection of interest is doubtful. Normally, any unpaid interest previously accrued on those loans is reversed against current period interest income. A loan may be restored to accrual status when its financial status has significantly improved and there is no principal or interest past due. A loan may also be restored to accrual status if the borrower makes six consecutive monthly payments or the lump sum equivalent. Income on nonaccrual loans is generally not recognized unless a loan is returned to accrual status or after all principal has been collected. Interest income generally is not recognized on impaired loans unless the likelihood of further loss is remote. Interest payments received on such loans are generally applied as a reduction of the loan principal balance. Delinquency status is determined based on contractual terms for all loan segments and classes.

Loan origination fees and direct loan origination costs are deferred and amortized as an adjustment of the related loan's yield using methods that approximate the interest method. The Company generally amortizes these amounts over the estimated average life of the related loans.

The loans purchased in the May 2011 branch acquisition were recorded at the estimated fair value at the time of purchase. The estimated fair value contains both accretable and nonaccretable components. The accretable component is amortized as an adjustment to the related loan yield over the average life of the loan. The nonaccretable component represents probable loss due to credit risk and is reviewed by management periodically and adjusted as deemed necessary.

Allowance for loan losses

The allowance for loan losses is established for estimated losses in the loan portfolio through a provision for loan losses charged to earnings. For all loan classes, loan losses are charged against the allowance when management believes the loan balance is uncollectible or in accordance with federal guidelines. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level believed by management to be appropriate to absorb probable credit losses inherent in the loan portfolio as of the balance sheet date. The amount of the allowance is based on management's periodic evaluation of the collectability of the loan portfolio, including the nature, volume and risk characteristics of the portfolio, credit concentrations, trends in historical loss experience, estimated value of any underlying collateral, specific impaired loans and economic conditions. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or other relevant factors.

In addition, various regulatory agencies, as an integral part of their examination process, regularly review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses, with a corresponding charge to earnings, based on their judgments about information available to them at the time of their examination, which may not be currently available to management.

The allowance consists of specific, general and unallocated components. The specific component relates to the loans that are classified as impaired. Loans are also evaluated for impairment and may be classified as impaired when management believes it is probable that the Company will not collect all the contractual interest and principal payments as scheduled in the loan agreement. Impaired loans may also include troubled loans that are restructured. A troubled debt restructuring occurs when the Company, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower that would otherwise not be granted. Troubled debt restructuring may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan's terms (such as reduction of stated interest rates below market rates, extension of maturity that does not conform to the Company's policies, reduction of the face amount of the loan, reduction of accrued interest, or reduction or deferment of loan payments in the near future), or a combination. A specific reserve amount is allocated to the allowance for individual loans that have been classified as impaired based on management's estimate of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows. The Company accounts for the change in present value attributable to the passage of time in the loan loss reserve. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer, real estate or small balance commercial loans for impairment evaluation, unless such loans are subject to a restructuring agreement or have been identified as impaired as part of a larger customer relationship.

The general component represents the level of allowance allocable to each loan portfolio segment with similar risk characteristics and is determined based on historical loss experience, adjusted for qualitative factors, for each class of loan. Management deems a five year average to be an appropriate time frame on which to base historical losses for each portfolio segment. Qualitative factors considered include underwriting, economic and market conditions, portfolio composition, collateral values, delinquencies, lender experience and legal issues. The qualitative factors are determined based on the various risk characteristics of each portfolio segment. Risk characteristics relevant to each portfolio segment are as follows:

•
Residential real estate - Loans in this segment are collateralized by owner-occupied 1-4 family residential real estate, second and vacation homes, 1-4 family investment properties, home equity and second mortgage loans. Repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, could have an effect on the credit quality of this segment.

•
Construction real estate - Loans in this segment include residential and commercial construction properties, land and land development loans. Repayment is dependent on the credit quality of the individual borrower and/or the underlying cash flows generated by the properties being constructed. The overall health of the economy, including unemployment rates, housing prices, vacancy rates and material costs, could have an effect on the credit quality of this segment.

•
Commercial real estate - Loans in this segment are primarily properties occupied by businesses or income-producing properties. The underlying cash flows generated by the properties may be adversely impacted by a downturn in the economy as evidenced by a general slowdown in business or increased vacancy rates which, in turn, could have an effect on the credit quality of this segment. Management requests business financial statements at least annually and monitors the cash flows of these loans.

•
Commercial - Loans in this segment are made to businesses and are generally secured by nonreal estate assets of the business. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer or business spending, could have an effect on credit quality of this segment.

•
Consumer - Loans in this segment are made to individuals for personal expenditures, such as an automobile purchase, and include unsecured loans. Repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment, could have an effect on the credit quality of this segment.

•
Municipal - Loans in this segment are made to municipalities located within the Company's service area. Repayment is primarily dependent on taxes or other funds collected annually by the municipalities. Management considers there to be minimal risk surrounding the credit quality of this segment.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

All evaluations are inherently subjective as they require estimates that are susceptible to significant revision as more information becomes available or as changes occur in economic conditions or other relevant factors.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure are to be sold and are initially recorded based on an independent appraisal or a broker price opinion at the estimated fair value less estimated selling costs at the date of acquisition, establishing a new carrying basis. Thereafter, valuations are periodically performed by management, and the real estate is carried in Other assets at the lower of carrying amount or fair value, less estimated cost to sell. Costs of significant property improvements are capitalized, if deemed recoverable, whereas revenue and expenses from operations and changes in valuation are charged to Other expenses on the Company's statement of income.

Premises and equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally by the straight line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are reflected in the statement of income. Maintenance and repairs are charged to current expense as incurred and the costs of major renewals and betterments are capitalized. Construction in progress is stated at cost, which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.

Intangible assets

Intangible assets include goodwill, which represents the excess of the purchase price over the fair value of net assets acquired in the 2011 acquisition of three New Hampshire branch offices, as well as a core deposit intangible related to the deposits acquired (see Note 9). The core deposit intangible is amortized on a straight line basis over the estimated average life of the acquired core deposit base of 10 years. The Company evaluates the valuation and amortization of the core deposit intangible if events occur that could result in possible impairment. With respect to goodwill, in accordance with current authoritative guidance, the Company assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the Company is less than its carrying amount, which could result in goodwill impairment.

Federal Home Loan Bank stock

As a member of the Federal Home Loan Bank (“FHLB”) of Boston, Union is required to invest in Class B common stock of the FHLB of Boston. The Class B common stock has a five year notice requirement for redemption and there is no guarantee of future redemption. Also, there is the possibility of future capital calls by the FHLB of Boston on member banks to ensure compliance with its capital plan. FHLB of Boston stock is reported in Other assets at its par value of $1.9 million at December 31, 2012 and 2011. The stock is nonmarketable, and is redeemable by the FHLB of Boston at par value.

Company-owned life insurance

Company-owned life insurance (“COLI”) represents life insurance on the lives of certain current or former directors or employees who have provided positive consent allowing the Company to be the beneficiary of such policies. The Company utilizes COLI as tax-efficient funding for the benefit obligations to its employees and directors, including obligations under one of the Company's nonqualified deferred compensation plans. (See Note 15.) The Company is the primary beneficiary of the insurance policies. Increases in the cash value of the policies, as well as any gain on insurance proceeds received, are recorded in Other income, and are not currently subject to income taxes. COLI is recorded at the cash value of the policies, less any applicable cash surrender charges of which there are currently none. The Company reviews the financial strength of the insurance carriers prior to the purchase of COLI to ensure minimum credit ratings of at least investment grade. The financial strength of the carriers is reviewed annually and COLI with any individual carrier is limited by Company policy to 10% of capital plus reserves.

Servicing assets

Servicing assets are recognized as separate assets when servicing rights are acquired through purchase or sale of loans with servicing rights retained. Capitalized servicing rights are reported in Other assets, are initially recorded at estimated fair market value and are amortized against noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. The estimated fair value of capitalized servicing rights represents the present value of the future servicing fees arising from the right to service loans that have been previously sold. Servicing assets are evaluated regularly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights by predominant characteristics, such as interest rates and terms. Fair value of a stratum is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.

Impairment is recognized through a valuation allowance for an individual stratum, to the extent that estimated fair value is less than the capitalized amount for the stratum.

Investment in real estate limited partnerships

The Company has purchased various limited partnership interests in affordable housing partnerships. These partnerships were established to acquire, own and rent residential housing for elderly, low or moderate income residents in northeastern and central Vermont or in northwestern New Hampshire. The investments are accounted for under a method approximating the equity method of accounting. These equity investments are recorded at cost and adjusted for the Company's proportionate share of the partnerships' undistributed earnings or losses through the statement of income.

Pension plans

Union sponsors a noncontributory defined benefit pension plan covering all eligible employees employed prior to October 5, 2012. On that date, the Company closed The Union Bank Pension Plan ("Plan") to new participants and froze the accrual of retirement benefits for current participants. It is Union's intent to continue to maintain the frozen Plan and related Trust and to distribute benefits to participants at such time and in such manner as provided under the terms of the Plan. The costs of this Plan, based on actuarial computations of current benefits for employees, are charged to Pension and other employee benefits.

Union also has a contributory 401(k) pension plan covering all employees who meet certain service requirements. The plan is voluntary, and Union, through the discretionary matching component of the plan, contributed fifty cents for every dollar contributed by participants, up to six percent of each participant's salary in 2012 and 2011. Additionally, in 2012, a discretionary profit-sharing contribution was made to the plan in an amount equal to three percent of each employee's salary.

Advertising costs

The Company expenses advertising costs as incurred and they are included in Other expenses in the Company's Consolidated Statement of Income.

Earnings per common share

Earnings per common share for the period are computed based on the weighted average number of shares of common stock issued, retroactively adjusted for stock splits and stock dividends and reduced for shares held in treasury. The weighted average shares outstanding were 4,457,029 and 4,456,842 for the years ended December 31, 2012 and 2011, respectively. There were incentive stock options with respect to 11,800 shares and 14,000 shares outstanding at December 31, 2012 and December 31, 2011, respectively, excluded from the computation of diluted earnings per share since dilution resulting from these stock options would be immaterial.

Income taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income. The Company recognizes income taxes under the asset and liability method. This involves estimating the Company's actual current tax exposure as well as assessing temporary differences resulting from differing treatment of items, such as timing of the deduction of expenses, for tax and GAAP purposes. These differences result in deferred tax assets and liabilities, which are netted and included in Other assets. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company must also assess the likelihood that any deferred tax assets will be recovered from future taxable income and to the extent that recovery is not likely, a valuation allowance must be established. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. Affordable housing tax credits are recognized as a reduction of the Provision for income taxes in the year they are earned.

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to originate credit, unused lines of credit including commitments under credit card arrangements, commitments to purchase investment securities, commitments to invest in real estate limited partnerships, commercial letters of credit, standby letters of credit and risk-sharing commitments on certain sold loans. Such financial instruments are recorded in the financial statements when they become fixed and certain.

Comprehensive income (loss)

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income or loss. Certain changes in assets and liabilities, such as the after tax effect of unrealized gains and losses on investment securities available-for-sale that are not other than temporarily impaired and the unfunded liability for the defined benefit pension plan, are not reflected in the statement of income. The cumulative effect of such items, net of tax effect, is reported as a separate component of the equity section of the balance sheet (Accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income or loss.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Incentive stock option plan

The Company recognizes stock-based compensation expense based on the grant date estimated fair value of stock-based awards over the vesting period of the awards. The stock issuable upon exercise of options granted consists of authorized but unissued shares of the Company's $2.00 par value common stock and/or shares of such common stock held in treasury.

Recent accounting pronouncements

In May 2011, FASB issued an Accounting Standards Update ("ASU"), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this ASU are to be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. Management has adopted the ASU, which did not have a material effect on the Company's consolidated financial statements. (See Note 19.)

In June 2011, the FASB issued an ASU, Presentation of Comprehensive Income, to improve the comparability, consistency and transparency of financial reporting, to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both formats, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in the ASU are to be applied retrospectively and are effective for annual and interim periods beginning after December 15, 2011, except for the presentation requirements of reclassifications of items out of accumulated other comprehensive income which have since been addressed in ASU 2013-02, issued in February 2013. Management has adopted the ASU and has opted to present two separate statements. (See Consolidated Statements of Comprehensive Income and Note 23.)

In December 2011, the FASB issued an ASU, Disclosures about Offsetting Assets and Liabilities, to enhance disclosures required to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Topic 210-20-45 (Balance Sheet Offsets) or Topic 815-10-45 (Derivatives & Hedging) or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Topic 210-20-45 or Topic 815-10-45. The amendments in the ASU are to be applied retrospectively for all comparative periods presented and are effective for annual and interim periods beginning on or after January 1, 2013. Management has reviewed the ASU and does not believe that it will have a material effect on the Company's consolidated financial statements.

In July 2012, the FASB issued an ASU, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The objective of the amendments in this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets (other than goodwill) by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite long-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted including for annual and interim impairment tests performed as of a date before July 27, 2012. The Company does not have any indefinite-lived intangible assets other than goodwill and therefore the ASU did not have any effect on the Company's consolidated financial statements.

In October 2012, the FASB issued an ASU, Technical Corrections and Improvements. The amendments in this ASU represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. Additionally, the amendments make the Codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications. The ASU contains amendments that affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this ASU that do not have transition guidance were effective upon issuance and for public entities, the amendments that are subject to the transition guidance are effective for fiscal periods beginning after December 15, 2012. Management is currently reviewing this ASU and does not believe that it will have a material effect on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This update requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety is in the same reporting period. The Company is required to adopt this update prospectively for periods beginning after December 15, 2012. The update may result in revised disclosures or presentation in the Company's financial statements.

Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
 Restrictions on Cash and Cash Equivalents

The nature of the Company's business requires that it maintain amounts due from correspondent banks which, at times, may exceed federally insured limits. The balances in these accounts at December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Noninterest bearing accounts	$639	$1,143
Federal Reserve Bank of Boston	41,363	19,368
FHLB of Boston	282	351

No losses have been experienced in these accounts and the Company believes it is not exposed to any significant risk with respect to the accounts.

The Company had no requirement to maintain contracted clearing balances at December 31, 2012. A contracted clearing balance of $1.0 million was required at December 31, 2011, which is included in the Federal Reserve Bank of Boston balance above. Balances in excess of the contracted clearing amount at the Federal Reserve Bank of Boston and a portion of the funds at the FHLB of Boston are classified as overnight deposits as they earn interest. The Company is required to maintain vault cash or noninterest bearing reserve balances with Federal Reserve Bank of Boston. Total reserve balances required at December 31, 2012 and 2011 were $604 thousand and $546 thousand, respectively, which were both satisfied by vault cash.

Interest Bearing Deposits In Banks	12 Months Ended
Dec. 31, 2012
Interest Bearing Deposits in Banks [Abstract]
Investment in interest bearing deposits in banks [Text Block]
Interest Bearing Deposits in Banks

Interest bearing deposits in banks consist of certificates of deposit purchased from various financial institutions. Deposits at each institution are generally maintained at or below the Federal Deposit Insurance Corporation (“FDIC”) insurable limit of $250 thousand. Certificates are held with rates ranging from 0.40% to 5.05% and mature at various dates through 2017, with $9.0 million scheduled to mature in 2013.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investment Securities
Investment securities as of the balance sheet dates consisted of the following:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,500	$22	$(3)	$4,519
Agency mortgage-backed	1,343	36	—	1,379
State and political subdivisions	9,803	664	(5)	10,462
Corporate	3,294	28	(22)	3,300
Total debt securities	18,940	750	(30)	19,660
Marketable equity securities	746	66	(15)	797
Mutual funds	173	—	—	173
Total	$19,859	$816	$(45)	$20,630
Held-to-maturity
U.S. Government-sponsored enterprises	$5,496	$3	$(22)	$5,477

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,456	$99	$(18)	$17,537
Agency mortgage-backed	3,326	61	(1)	3,386
State and political subdivisions	11,813	1,018	(1)	12,830
Corporate	8,127	179	(13)	8,293
Total debt securities	40,722	1,357	(33)	42,046
Marketable equity securities	746	39	(12)	773
Mutual funds	135	—	—	135
Total	$41,603	$1,396	$(45)	$42,954
Held-to-maturity
U.S. Government-sponsored enterprises	$4,000	$1	$(3)	$3,998

Investment securities with a carrying amount of $6.7 million and $11.2 million at December 31, 2012 and 2011, respectively, were pledged as collateral for public deposits, customer repurchase agreements and for other purposes as required or permitted by law.

Information pertaining to all investment securities with gross unrealized losses as of the balance sheet dates, aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

December 31, 2012	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$4,472	$(25)	$—	$—	$4,472	$(25)
State and political subdivisions	345	(5)	—	—	345	(5)
Corporate	2,266	(22)	—	—	2,266	(22)
Total debt securities	7,083	(52)	—	—	7,083	(52)
Marketable equity securities	91	(7)	42	(8)	133	(15)
Total	$7,174	$(59)	$42	$(8)	$7,216	$(67)

December 31, 2011	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$7,389	$(21)	$—	$—	$7,389	$(21)
Agency mortgage-backed	—	—	361	(1)	361	(1)
State and political subdivisions	347	(1)	—	—	347	(1)
Corporate	3,075	(13)	—	—	3,075	(13)
Total debt securities	10,811	(35)	361	(1)	11,172	(36)
Marketable equity securities	193	(7)	10	(5)	203	(12)
Total	$11,004	$(42)	$371	$(6)	$11,375	$(48)

The Company evaluates all investment securities on a quarterly basis, and more frequently when economic conditions warrant, to determine if an other-than-temporary impairment exists. A debt security is considered impaired if the fair value is lower than its amortized cost basis at the report date. If impaired, management then assesses whether the unrealized loss is other-than-temporary.

Declines in the fair values of individual equity securities that are deemed to be other-than-temporary are reflected in noninterest income when identified. An unrealized loss on a debt security is generally deemed to be other-than-temporary and a credit loss is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the debt security. The credit loss component of an other-than-temporary impairment write-down is recorded, net of tax effect, through net income as a component of net other-than-temporary impairment losses in the consolidated statement of income, while the remaining portion of the impairment loss is recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is "more likely than not" that the Company will not have to sell the debt security prior to recovery.

Management considers the following factors in determining whether an other-than-temporary impairment exists and the period over which the security is expected to recover:

•	The length of time, and extent to which, the fair value has been less than the amortized cost;

•	Adverse conditions specifically related to the security, issuer, industry, or geographic area;

•	The historical and implied volatility of the fair value of the security;

•	The payment structure of the debt security and the likelihood of the issuer being able to make payments that may increase in the future;

•	Failure of the issuer of the security to make scheduled interest or principal payments;

•	Any changes to the rating of the security by a rating agency;

•	Recoveries or additional declines in fair value subsequent to the balance sheet date; and

•	The nature of the issuer, including whether it is a private company, public entity or government-sponsored enterprise, and the existence or likelihood of any government or third party guaranty.

At December 31, 2012, held-to-maturity and available-for-sale securities, consisting of five U.S. Government-sponsored enterprise securities, one tax exempt municipal security, five corporate bonds and four marketable equity securities had aggregate unrealized losses of $67 thousand. Two marketable equity securities had unrealized losses greater than twelve months and the Company has the ability to hold such securities for the foreseeable future. No declines were deemed by management to be other-than-temporary at December 31, 2012.

Proceeds from the sale of securities available-for-sale were $13.6 million and $2.3 million in 2012 and 2011, respectively. Gross realized gains from the sale of securities available-for-sale were $674 thousand and $183 thousand in 2012 and 2011, respectively. Gross realized losses were $1 thousand in 2012 with no gross realized losses in 2011. The specific identification method is used to determine realized gains and losses on sales of available-for-sale securities.

The amortized cost and estimated fair value of debt securities by contractual scheduled maturity as of December 31, 2012, were as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available-for-sale
Due in one year or less	$690	$696
Due from one to five years	3,365	3,418
Due from five to ten years	4,966	5,154
Due after ten years	8,576	9,013
	17,597	18,281
Agency mortgage-backed securities	1,343	1,379
Total debt securities available-for-sale	$18,940	$19,660
Held-to-maturity
Due from five to ten years	$1,500	$1,501
Due after ten years	3,996	3,976
Total debt securities held-to-maturity	$5,496	$5,477

Actual maturities may differ for certain debt securities that may be called by the issuer prior to the contractual maturity. Actual maturities may differ from contractual maturities in agency mortgage-backed securities because the mortgages underlying the securities may be prepaid, usually without any penalties. Therefore, these agency mortgage-backed securities are shown separately and not included in the contractual maturity categories in the above maturity summary.

Loans Held for Sale and Loan Servicing	12 Months Ended
Dec. 31, 2012
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]
Loans Held for Sale and Loan Servicing

At December 31, 2012 and 2011, Loans held for sale consisted of conventional residential mortgages originated for subsequent sale. At December 31, 2012 and 2011, the estimated fair value of these loans was in excess of their carrying value, and therefore no valuation reserve was necessary for loans held for sale.

Commercial and mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balance of commercial and mortgage loans serviced for others was $260.5 million and $208.1 million at December 31, 2012 and 2011, respectively. Loans sold during 2012 consisted of $576 thousand in qualifying small business loans and $125.7 million in residential loans, resulting in total loans sold of $126.3 million. The net gains realized in 2012 on the sale of those loans amounted to $64 thousand and $3.6 million, respectively. Loans sold in 2011 totaled $80.4 million and consisted of $293 thousand in qualifying small business loans and $80.1 million in residential loans, resulting in net gains of $21 thousand and $1.5 million, respectively. There were no obligations to repurchase loans for any amount at December 31, 2012, but there were contractual risk sharing commitments on certain sold loans totaling $339 thousand as of such date.

The Company generally retains the servicing rights on loans sold. At December 31, 2012 and 2011, the unamortized balance of servicing rights on loans sold with servicing retained was $1.1 million and $818 thousand, respectively, included in Other assets. The estimated fair value of these servicing rights was in excess of their carrying value at both December 31, 2012 and 2011, and therefore no impairment reserve was necessary. Loan servicing rights of $740 thousand and $481 thousand were capitalized in 2012 and 2011, respectively. Amortization of servicing rights was $475 thousand and $312 thousand for 2012 and 2011, respectively. The capitalization and amortization of mortgage servicing rights is included in Other income.

Loans	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Financing Receivables [Text Block]
Loans
The composition of Net loans at December 31, was as follows:

	2012	2011
	(Dollars in thousands)
Residential real estate	$154,938	$147,426
Construction real estate	36,018	28,077
Commercial real estate	183,900	189,770
Commercial	21,463	23,018
Consumer	6,065	6,134
Municipal	41,761	29,894
Gross loans	444,145	424,319
Allowance for loan losses	(4,657)	(4,226)
Net deferred loan costs	139	177
Net loans	$439,627	$420,270

The loans purchased in the May 2011 acquisition of three New Hampshire branches were recorded at $32.9 million, the estimated fair value at the time of purchase. The estimated fair value contains both accretable and nonaccretable components. The accretable component is amortized as an adjustment to the related loan yield over the average life of the loan. The nonaccretable component represents probable loss due to credit risk and is reviewed by management periodically and adjusted as deemed necessary. At the acquisition date, the fair value of the loans acquired resulted in an accretable loan premium component of $545 thousand, less a nonaccretable credit risk component of $318 thousand. During the year ended December 31, 2012, the nonaccretable credit risk component balance decreased $22 thousand due to a loss recognized on one acquired commercial loan. The resulting balance of the nonaccretable credit risk component is $296 thousand at December 31, 2012. The net carrying amounts of the acquired loans were $22.9 million and $27.9 million at December 31, 2012 and 2011, respectively, and are included in the loan balances above.

The following table summarizes activity in the accretable loan premium component for the acquired loan portfolio:

	For The Years Ended December 31,
	2012	2011
	(Dollars in thousands)
Balance at beginning of year	$491	$—
Acquisitions	—	545
Loan premium amortization	(90)	(54)
Changes in expected cash flows due to paydowns	53	—
Balance at end of year	$454	$491

Residential real estate loans aggregating $11.4 million and $9.9 million at December 31, 2012 and 2011, respectively, were pledged as collateral on deposits of municipalities. Qualified first mortgages held by Union may also be pledged as collateral for borrowings from the FHLB of Boston under a blanket lien.

A summary of current, past due and nonaccrual loans as of the balance sheet dates follows:

December 31, 2012	Current	30-59 Days	60-89 Days	90 Days and over and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$148,479	$2,573	$1,274	$296	$2,316	$154,938
Construction real estate	35,944	24	6	—	44	36,018
Commercial real estate	179,739	2,943	812	—	406	183,900
Commercial	20,541	811	39	—	72	21,463
Consumer	6,012	31	10	11	1	6,065
Municipal	41,761	—	—	—	—	41,761
Total	$432,476	$6,382	$2,141	$307	$2,839	$444,145

December 31, 2011	Current	30-59 Days	60-89 Days	90 Days and over and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$140,330	$2,685	$1,134	$606	$2,671	$147,426
Construction real estate	26,849	758	203	175	92	28,077
Commercial real estate	182,122	4,694	471	1,104	1,379	189,770
Commercial	22,519	376	—	12	111	23,018
Consumer	6,045	33	1	—	55	6,134
Municipal	29,894	—	—	—	—	29,894
Total	$407,759	$8,546	$1,809	$1,897	$4,308	$424,319

Aggregate interest on nonaccrual loans not recognized was $1.0 million and $903 thousand for the years ended December 31, 2012 and 2011, respectively.

Allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable, Allowance [Abstract]
Allowance for Credit Losses [Text Block]
Allowance for Loan Losses and Credit Quality

Changes in the Allowance for loan losses, by class of loans, for the years ended December 31, were as follows:

2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226
Provision (credit) for loan losses	152	110	349	(79)	128	660
Recoveries of amounts charged off	8	12	—	6	17	43
	1,410	489	2,627	159	244	4,929
Amounts charged off	(119)	(33)	(95)	—	(25)	(272)
Balance, December 31, 2012	$1,291	$456	$2,532	$159	$219	$4,657

2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755
Provision (credit) for loan losses	242	144	430	(31)	(10)	775
Recoveries of amounts charged off	3	—	—	14	27	44
	1,278	384	2,547	233	132	4,574
Amounts charged off	(28)	(17)	(269)	(1)	(33)	(348)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226

The allocation of the Allowance for loan losses, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$49	$18	$53	$—	$—	$120
Collectively evaluated for impairment	1,242	438	2,479	159	219	4,537
Total allocated	$1,291	$456	$2,532	$159	$219	$4,657

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$328	$12	$293	$41	$11	$685
Collectively evaluated for impairment	922	355	1,985	191	88	3,541
Total allocated	$1,250	$367	$2,278	$232	$99	$4,226

Despite the allocation shown in the tables above, the Allowance for loan losses is general in nature and is available to absorb losses from any loan type.

The recorded investment in loans, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$703	$145	$3,427	$127	$—	$—	$4,402
Collectively evaluated for impairment	144,921	35,866	168,066	20,851	5,846	41,253	416,803
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$2,810	$92	$6,499	$355	$33	$—	$9,789
Collectively evaluated for impairment	132,115	27,976	169,576	21,861	5,724	29,344	386,596
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Risk and collateral ratings are assigned to loans and are subject to ongoing monitoring by lending and credit personnel with such ratings updated annually or more frequently if warranted. The following is an overview of the Company's loan rating system:

1-3 Rating - Pass

Risk-rating grades "1" through "3" comprise those loans ranging from those with lower than average credit risk, defined as borrowers with high liquidity, excellent financial condition, strong management, favorable industry trends or loans secured by highly liquid assets, through those with marginal credit risk, defined as borrowers that, while creditworthy, exhibit some characteristics requiring special attention by the account officer.

4/M Rating - Satisfactory/Monitor

Borrowers exhibit potential credit weaknesses or downward trends warranting management's attention. While potentially weak, these borrowers are currently marginally acceptable; no loss of principal or interest is envisioned. When warranted, these credits may be monitored on the watch list.

5-8 Rating - Substandard

Borrowers exhibit well defined weaknesses that jeopardize the orderly liquidation of debt. The loan may be inadequately protected by the net worth and paying capacity of the obligor and/or the underlying collateral is inadequate.

The following tables summarize the loan ratings applied to the Company's loans by class as of the balance sheet dates:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$134,737	$30,115	$117,616	$18,258	$5,722	$41,253	$347,701
Satisfactory/Monitor	7,749	5,751	46,174	2,476	102	—	62,252
Substandard	3,138	145	7,703	244	22	—	11,252
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$127,338	$26,928	$135,764	$19,069	$5,652	$29,344	$344,095
Satisfactory/Monitor	4,777	1,048	33,812	2,792	72	—	42,501
Substandard	2,810	92	6,499	355	33	—	9,789
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Acquired loans are risk rated, as appropriate, according to the Company's loan rating system, but such ratings are not taken into account in establishing the allowance for loan losses. Rather, in accordance with applicable accounting principles, acquired loans are initially recorded at fair value, determined based upon an estimate of the amount and timing of both principal and interest cash flows expected to be collected and discounted using a market interest rate, which includes an estimate of future credit losses expected to be incurred over the life of the portfolio. The primary credit quality indicator for acquired loans is whether there has been a decrease in expected cash flows. Monitoring of this portfolio is ongoing to determine if there is evidence of deterioration in credit quality since acquisition. As of December 31, 2012, there was no allowance for loan losses for acquired loans.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2012:

	December 31, 2012			For The Year Ended December 31, 2012
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$354	$360	$49
Construction real estate	145	150	18
Commercial real estate	2,380	2,411	53
	2,879	2,921	120
With no allowance recorded:
Residential real estate	349	491	—
Commercial real estate	1,047	1,133	—
Commercial	127	127	—
	1,523	1,751	—

Total:
Residential real estate	703	851	49	$529	$9
Construction real estate	145	150	18	46	1
Commercial real estate	3,427	3,544	53	2,514	115
Commercial	127	127	—	51	2
Total	$4,402	$4,672	$120	$3,140	$127
____________________

(1)	Does not reflect government guaranties on impaired loans as of December 31, 2012 totaling $770 thousand.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2011:

	December 31, 2011			For The Year Ended December 31, 2011
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$241	$243	$55
Commercial real estate	1,907	1,930	21
	2,148	2,173	76
With no allowance recorded:
Residential real estate	177	252	—
Commercial real estate	318	374	—
	495	626	—

Total:
Residential real estate	418	495	55	$375	$5
Commercial real estate	2,225	2,304	21	2,347	81
Total	$2,643	$2,799	$76	$2,722	$86
____________________

(1)	Does not reflect government guaranties on impaired loans as of December 31, 2011 totaling $88 thousand.

Troubled debt restructured loans as of December 31, 2012 by class of loan include three commercial real estate, two construction real estate, and five residential real estate loans totaling $2.9 million that represent loan modifications in which a concession was provided to the borrower, such as due date extensions, maturity date extensions, interest rate reductions, protective advances or the forgiveness of accrued interest. One of the restructured commercial real estate loans and three of the restructured residential real estate loans at December 31, 2012 were troubled debt restructured loans totaling $2.2 million as of December 31, 2011. Troubled loans, that are restructured and meet established thresholds, are classified as impaired and a specific reserve amount is allocated to the allowance on the basis of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows.

The following table provides new troubled debt restructure activity by loan type for the years ended December 31, 2012 and 2011:

	New Troubled Debt Restructurings During the			New Troubled Debt Restructurings During the
	Year Ended December 31, 2012			Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Residential real estate	2	$91	$91	1	$238	$246
Construction real estate	2	145	145	—	—	—
Commercial real estate	2	513	513	—	—	—

During the year ended December 31, 2012, the two residential real estate loans and two construction real estate loans modified consisted of extensions of the due dates and maturity dates and the two commercial real estate loans modified consisted of interest rate reductions, with one including a modification of payment terms as well. The residential real estate loan modified during the year ended December 31, 2011 consisted of an interest rate reduction, forgiveness of accrued interest, a protective advance for delinquent taxes, and extension of due date.

There were no troubled debt restructured loans modified within the previous twelve months that had subsequently defaulted during the years ended December 31, 2012 and 2011. Troubled debt restructured loans are considered defaulted at 90 days past due.

At December 31, 2012 and 2011, the Company was not committed to lend any additional funds to borrowers whose loans were nonperforming, impaired or restructured.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Premises and Equipment
The major classes of premises and equipment and accumulated depreciation at December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Land and land improvements	$2,411	$2,163
Building and improvements	9,699	8,513
Furniture and equipment	6,515	6,405
Construction in progress and deposits on equipment	202	245
	18,827	17,326
Less accumulated depreciation	(8,538)	(8,163)
	$10,289	$9,163

Depreciation included in Occupancy and Equipment expenses amounted to $887 thousand and $692 thousand for the years ended December 31, 2012 and 2011, respectively.

The Company is obligated under noncancelable operating leases for premises that expire in various years through the year 2017. Options to renew for additional periods are available with these leases. Future minimum rental commitments for these leases with original or remaining terms of one year or more at December 31, 2012 were as follows:

(Dollars in thousands)
2013	$109
2014	66
2015	49
2016	49
2017	10
$283

Rent expense for 2012 and 2011 amounted to $154 thousand and $190 thousand, respectively. Occupancy expense is shown in the consolidated Statements of Income, net of rental income of $166 thousand and $97 thousand in 2012 and 2011, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Other Intangible Assets

As a result of the acquisition of three New Hampshire branches in May 2011, the Company recorded goodwill amounting to $2.2 million. The goodwill is not amortizable. Goodwill is evaluated for impairment annually, in accordance with current authoritative guidance. Management assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the Company, in total, is less than its carrying amount. Management is not aware of any such events or circumstances that would cause it to conclude that the fair value of the Company is less than its carrying amount.

The Company also recorded $1.7 million of acquired identifiable intangible assets in connection with the branch acquisition, representing the core deposit intangible which is subject to straight-line amortization over the estimated 10 year average life of the core deposit base, absent any future impairment. Management will evaluate the core deposit intangible for impairment if conditions warrant.

Amortization expense for the core deposit intangible was $170 thousand and $100 thousand for 2012 and 2011, respectively. The amortization expense is included in other noninterest expenses and is deductible for tax purposes. As of December 31, 2012, the remaining amortization expense related to the core deposit intangible, absent any future impairment, is expected to be as follows:

(Dollars in thousands)
2013	$171
2014	171
2015	171
2016	171
2017	171
Thereafter	583
Total	$1,438

Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Owned [Text Block]
Other Real Estate Owned

There were 12 properties valued in the aggregate at $1.1 million in other real estate owned at December 31, 2012 and 11 properties valued in the aggregate at $1.5 million at December 31, 2011, which are included in Other assets. There was an allowance for losses on other real estate owned of $228 thousand and $91 thousand which have been netted out of the foregoing values at December 31, 2012 and 2011, respectively, and have been charged to earnings in Other expenses in the applicable period.

Investment in Real Estate Limited Partnerships	12 Months Ended
Dec. 31, 2012
Investment in Real Estate Limited Partnerships [Abstract]
Investment in real estate limited partnerships [Text Block]
Investment in Real Estate Limited Partnerships

The Company has purchased from time to time various limited partnership interests established to acquire, own and rent residential housing for elderly, low or moderate income individuals in northern Vermont and northwestern New Hampshire. The carrying values of investments carried at equity were $3.8 million and $4.5 million at December 31, 2012 and 2011, respectively. There was no capital contribution payable at December 31, 2012. The capital contribution payable related to these investments was $893 thousand at December 31, 2011 and is included in Accrued interest and other liabilities. The provision for undistributed net losses of the partnerships charged to earnings was $660 thousand for 2012 and $515 thousand for 2011. The federal income tax credits related to these investments were $597 thousand and $455 thousand for the years ended December 31, 2012 and 2011, respectively, and are recorded as a reduction of the Provision for income taxes.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposits

The following is a summary of interest bearing deposits at December 31:

	2012	2011
	(Dollars in thousands)
Interest bearing checking accounts	$103,422	$88,332
Savings and money market accounts	170,083	150,726
Time deposits, $100,000 and over	74,315	74,557
Other time deposits	78,458	83,168
	$426,278	$396,783

The following is a summary of time deposits by maturity at December 31, 2012:

(Dollars in thousands)
2013	$105,910
2014	22,067
2015	16,271
2016	2,979
2017	5,546
$152,773

Borrowed Funds	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Borrowed Funds

Borrowed funds were comprised of option advance borrowings from the FHLB of Boston of $11.8 million and $22.3 million and secured customer repurchase agreement sweeps of $4.0 million and $6.7 million at December 31, 2012 and 2011, respectively.

The FHLB of Boston option advance borrowings are a mix of straight bullets, balloons and amortizers with maturities through 2027. All of the FHLB of Boston borrowings had fixed interest rates ranging from 0.99% to 5.52% at December 31, 2012 and ranging from 2.25% to 5.61% at December 31, 2011. The weighted average interest rates on the borrowings were 3.98% and 4.06% at December 31, 2012 and 2011, respectively.

The contractual payments due for FHLB of Boston option advance borrowings as of December 31, 2012 were as follows:

(Dollars in thousands)
2013	$716
2014	750
2015	477
2016	437
2017	3,007
Thereafter	6,371
$11,758

As of December 31, 2012, the Bank's total FHLB of Boston borrowing capacity, based on its holding of FHLB of Boston stock, was $27.4 million, of which $15.6 million was unused and available for additional borrowings of either a short-term or long-term nature.

Collateral on FHLB of Boston borrowings consists of FHLB of Boston stock purchased by Union, all funds placed on deposit with the FHLB of Boston, qualified first mortgages held by Union, and any additional holdings which may be pledged as security.

Union also maintains lines of credit with correspondent banks for the purchase of overnight federal funds. As of December 31, 2012, the total available amount on these lines was $12.0 million, with no outstanding borrowings. Interest on these borrowings is chargeable at the federal funds rate at the time of the borrowing and is payable daily. Union had no borrowings from the Federal Reserve discount window or on Company repurchase agreement lines of credit at December 31, 2012 or 2011.

Secured customer repurchase agreement sweeps amounted to $4.0 million and $6.7 million at December 31, 2012 and 2011, respectively. These agreements are collateralized by U.S. Government-sponsored enterprise securities with a book value of $4.4 million and fair value of $4.5 million at December 31, 2012 and a book value and fair value of $7.5 million at December 31, 2011. The average daily balance of these repurchase agreement sweeps was $3.3 million and $2.7 million during 2012 and 2011 with weighted average interest rates of 0.51% and 0.59%, respectively. The maximum borrowings outstanding on these agreements during 2012 and 2011 was $6.6 million and $7.4 million, respectively. These repurchase agreements mature the next business day and carried weighted average interest rates of 0.38% and 0.58% as of December 31, 2012 and 2011, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The components of the Provision for income taxes for the years ended December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Current tax provision	$2,449	$524
Deferred tax provision (benefit)	(786)	595
	$1,663	$1,119

The total provision for income taxes differs from the amounts computed at the statutory federal income tax rate of 34% primarily due to the following for the years ended December 31:

	2012	2011
	(Dollars in thousands)
Computed “expected” tax expense	$2,892	$2,155
Tax exempt interest	(510)	(424)
Increase in cash surrender value of life insurance	(135)	(36)
Tax credits	(597)	(557)
Other	13	(19)
	$1,663	$1,119

Listed below are the significant components of the net deferred tax asset at December 31:

	2012	2011
	(Dollars in thousands)
Components of the deferred tax asset
Bad debts	$1,405	$1,239
Nonaccrual loan interest	353	307
Deferred compensation	384	417
Net pension liability	923	1,931
Core deposit intangible	31	11
Other	329	110
Total deferred tax asset	3,425	4,015

Components of the deferred tax liability
Depreciation	(482)	(521)
Mortgage servicing rights	(368)	(278)
Limited partnership investments	(134)	(211)
Unrealized gain on investment securities available-for-sale	(262)	(460)
Goodwill	(80)	(29)
Total deferred tax liability	(1,326)	(1,499)
Net deferred tax asset	$2,099	$2,516

Deferred tax assets are recognized subject to management's judgment that it is more likely than not that the deferred tax asset will be realized. Based on the temporary taxable items, historical taxable income and estimates of future taxable income, the Company believes that it is more likely than not that the deferred tax assets at December 31, 2012 will be realized and therefore no valuation allowance is warranted.

Net deferred income tax assets are included in Other assets in the balance sheet at December 31, 2012 and 2011.

Based on management's evaluation, management has concluded that there were no significant uncertain tax positions requiring recognition in the Company's financial statements at December 31, 2012 and 2011. Although the Company is not currently the subject of a tax examination by the Internal Revenue Service ("IRS"), the Company's tax years ended December 31, 2009 through 2011 are open to examination by the IRS under the applicable statute of limitations. The 2012 tax return has not yet been filed.

The Company may from time to time be assessed interest and/or penalties by federal or state tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company's financial results. In the event that the Company receives an assessment for interest and/or penalties, it will be classified in the financial statements as Other expenses.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans

Defined Benefit Pension Plan: Union sponsors a noncontributory defined benefit pension plan covering all eligible employees employed prior to October 5, 2012. On October 5, 2012, the Company closed The Union Bank Pension Plan ("Plan") to new participants and froze the accrual of retirement benefits for current participants. It is Union's current intent to maintain the frozen Plan and related Trust and to distribute benefits to participants at such time and in such manner as provided under the terms of the Plan. The Company will continue to recognize pension expense and cash funding obligations for the remaining life of the associated liability for the frozen benefits under the Plan. The Plan provides defined benefits based on years of service and final average salary prior to October 5, 2012.

There was a $1.0 million minimum required contribution under the ERISA guidelines for 2012 and a $576 thousand minimum required contribution for 2011. Union elected to utilize a portion of the pre-funding balance to offset $424 thousand of the minimum required contribution for 2012. Union is awaiting the December 31, 2012 actuarial valuation to determine whether to make a final 2012 contribution to the Plan or to utilize an additional portion of the pre-funding balance to satisfy the remainder of the 2012 minimum required contribution due September 30, 2013. Union measures defined benefit plan assets and obligations as of December 31, its fiscal year-end.

Union's policy is to accrue annually an amount equal to the actuarially calculated expense for future benefits. Union made tax deductible voluntary contributions of $1.4 million to the Plan in 2011 over and above the minimum required, which is included in 2011 employer contributions below. Information pertaining to the activity in the Plan is as follows:

Obligations and funded status at December 31:

	2012	2011
	(Dollars in thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$19,823	$15,230
Service cost	818	680
Interest cost	838	838
Actuarial (gain) loss	(3,009)	3,400
Benefits paid	(459)	(325)
Projected benefit obligation at end of year	18,011	19,823

Change in fair value of plan assets
Fair value of plan assets at beginning of year	14,144	12,779
Actuarial gain (loss) on plan assets	1,573	(310)
Employer contributions	—	2,000
Benefits paid	(459)	(325)
Fair value of plan assets at end of year	15,258	14,144
Net liability for pension benefits	$(2,753)	$(5,679)

	2012	2011
	(Dollars in thousands)
Accumulated benefit obligation at December 31	$18,011	$15,556

The impact of the Plan activity for 2012 and 2011 on other comprehensive income (loss) is detailed in Note 23.

The Company uses the alternate amortization method for prior service costs, as provided in FASB ASC Topic 715, Employers' Accounting for Pensions.

Net periodic pension benefit cost for 2012 and 2011 consisted of the following components:

	2012	2011
	(Dollars in thousands)
Service cost	$818	$680
Interest cost on projected benefit obligation	838	838
Expected return on plan assets	(965)	(876)
Amortization of prior service cost	10	6
Amortization of net actuarial loss	494	185
Net periodic pension benefit cost	$1,195	$833

It is estimated that the net periodic pension benefit cost for 2013 will include approximately $190 thousand of amortization of net accumulated other comprehensive loss.

Weighted average assumptions used to determine pension benefit obligation were a discount rate of 3.95% and 4.41% for December 31, 2012 and December 31, 2011, respectively. A rate of compensation increase of 4.25% was utilized for 2011. No rate of compensation increase was utilized for 2012 due to the freeze on benefit accruals.

Weighted average assumptions used to determine net periodic pension benefit cost for the years ended December 31, 2012 and 2011 were a discount rate of 3.85% and 5.56%, respectively, a rate of compensation increase of 4.50% for 2011 and actual wages paid to the freeze date of October 5, 2012 for 2012, and an expected long-term rate of return on plan assets of 6.75% for both years.

The overall expected long-term rate of return on assets is consistent with future expected long-term rate of inflation assumptions as well as consideration of historical asset returns and the current financial marketplace. The return is more conservative than the Plan's long-term actual results and is at a level that management believes is sustainable. The 2012 pension benefit obligation discount rate is based on the Plan's expected benefit payment stream utilizing December 2012 benchmark pension liability index yield curve spot rates and a review of published high quality bond indices.

Union's Plan asset allocations at December 31, 2012 and 2011, by asset category based on their fair values were as follows:

Asset Category	2012	2011
Cash and cash equivalents	2.7%	5.2%
Interest bearing deposits in banks	6.0%	8.6%
Debt securities	19.8%	19.1%
Equity securities	18.1%	17.8%
Mutual and exchange traded funds	53.4%	49.3%
Total	100.0%	100.0%

The investment philosophy for the Plan is to prudently invest the assets of the plan and future contributions received in a diversified manner that will ensure the future pension benefits due to participants and beneficiaries over a long-term horizon as well as provide liquidity to pay current benefits. The Trustees of the Plan seek to protect the Plan assets through prudent asset allocation, FDIC insurance on a portion of plan assets, utilization of professional asset management and periodic reviews. Investments in stocks and fixed income investments are diversified in a way which is consistent with risk tolerance, investment objectives and current financial market risks.

In order to achieve this goal the investment objective is to maintain a mix of growth and income investments allocated as follows, with no more than 20% of the equity portion of the portfolio invested in foreign equities:

Equity securities and international mutual funds	55-70%
Debt securities	30-45%
Cash and cash equivalents	0-5%

There are no securities of the Company or Union held by the Plan. The assets of the Plan are managed by the Trust & Asset Management Division of Union with the advice of its registered investment adviser, under the guidance of the Plan's Trustees. There are no estimated employer contributions for 2013.

The fair values of the Company's Plan investments at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

		Fair Value Measurements
		December 31, 2012
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$922	$—	$922	$—
U.S. Government	541	60	481	—
U.S. Government-sponsored enterprises	203	—	203	—
Corporate bonds	2,272	361	1,911	—
Marketable equity securities:
Information technology	554	554	—	—
Financial	301	301	—	—
Industrials	288	288	—	—
Healthcare	361	361	—	—
Consumer	695	695	—	—
Energy	397	397	—	—
Other	168	168	—	—
Mutual and exchange traded funds	8,112	8,112	—	—
Total	$14,814	$11,297	$3,517	$—

		Fair Value Measurements
		December 31, 2011
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,219	$547	$672	$—
U.S. Government	739	—	739	—
U.S. Government-sponsored enterprises	211	—	211	—
Agency mortgage-backed	100	—	100	—
Corporate bonds	1,645	104	1,541	—
Marketable equity securities:
Information technology	407	407	—	—
Financial	294	294	—	—
Industrials	279	279	—	—
Healthcare	432	432	—	—
Consumer	637	637	—	—
Energy	288	288	—	—
Other	182	182	—	—
Mutual and exchange traded funds	6,935	6,935	—	—
Total	$13,368	$10,105	$3,263	$—

The fair values of the Plan assets are determined by an independent pricing service which, given the nature of the assets within the portfolio, is able to utilize quoted prices in an active market to value the majority of the assets held. The market inputs sought for assets without a specific quote listed, in approximate order of priority, include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications that vary by asset class. For certain security types, additional inputs may be used, or some standard inputs may not be applicable. There were no significant transfers in or out of Levels 1 and 2 for the year ended December 31, 2012.

The following table summarizes the estimated future benefit payments expected to be paid under the Plan:

(Dollars in thousands)
2013	$534
2014	601
2015	615
2016	625
2017	656
Years 2018 to 2022	3,892

Nonqualified Deferred Compensation Plans: The Company and Union have two nonqualified deferred compensation plans for directors and certain key officers. The 2008 Amended and Restated Nonqualified Deferred Compensation Plan of Union Bankshares, Inc. (“2008 Plan”) replaced a 1990 Plan that was not compliant with section 409A of the Internal Revenue Code. The Company accrued an expense of $10 thousand in 2012 and $8 thousand in 2011 under the 2008 Plan. The benefit obligations under the 2008 Plan represent general unsecured obligations of the Company and no assets are segregated for such payments. However, the Company and Union have purchased life insurance contracts on the lives of each participant in order to fund these benefits. The benefits accrued under the 2008 Plan aggregated $972 thousand and $1.1 million at December 31, 2012 and 2011, respectively, and are included in Accrued interest and other liabilities. The cash surrender value of the life insurance policies purchased to fund the 2008 Plan aggregated $1.2 million and $1.6 million at December 31, 2012 and 2011, respectively, and is included in Company-owned life insurance in the Company's consolidated Balance Sheets. A death benefit receivable of $806 thousand is included in Other assets as of December 31, 2012.

An Executive Nonqualified Excess Plan was adopted in 2006 for directors and certain key officers. The 2006 Plan is a defined contribution plan which provides a means by which participants may elect to defer receipt of current compensation from the Company or its subsidiary in order to provide retirement or other benefits as selected in the individual adoption agreements. Participants may select among designated reference investments consisting of investment funds, with the performance of the participant's account mirroring the selected reference investment. Distributions are made only upon a qualifying distribution event, which may include a separation from service, death, disability or unforeseeable emergency, or upon a date specified in the participant's deferral election form. The 2006 Plan is intended to comply with the provisions of Section 409A of the Internal Revenue Code. The 2006 Plan is unfunded, representing a general unsecured obligation of the Company of $158 thousand and $128 thousand as of December 31, 2012 and 2011, respectively.

401(k) Plan: Union maintains a defined contribution 401(k) plan under which employees may elect to make tax deferred contributions of up to the IRS maximum from their annual salary. All employees meeting service requirements are eligible to participate in the plan. Union may make employer matching and profit-sharing contributions to the 401(k) plan at the discretion of the Board of Directors. Company contributions are fully vested after three years of service. Employer contributions to the plan were $433 thousand and $168 thousand for 2012 and 2011, respectively. The 2012 employer contribution includes a profit-sharing component in the amount of $242 thousand.

Stock Option Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Option Plan

Under the 2008 Incentive Stock Option Plan (“Plan”), the Company's Board of Directors may grant certain key employees incentive stock options to purchase shares of the Company's common stock. As of December 31, 2012, of the 50,000 shares authorized for option grants under the Plan, 31,000 shares remain available for future option grants. The Company's 1998 Incentive Stock Option Plan expired in 2008. As of December 31, 2012, there were no remaining options granted under the 1998 Plan outstanding as the last of these options expired December 18, 2012.

The exercise price of the options under the Plan is equal to the market price of the stock at the date of grant; therefore, the intrinsic value of the options at the date of the grant is $0. All options have a one year requisite service period and vest after one year. Options granted prior to 2012 have a five year contractual term, options issued in 2012 have a seven year contractual term. There were 6,000 options granted in 2012 and 3,000 options granted in 2011. The compensation cost charged against income for the 2008 Plan was $8 thousand for 2012 and $9 thousand for 2011, respectively.

The fair value of each option award is estimated on the date of grant using a Black-Scholes based option valuation model. The estimated weighted average grant date fair values for options granted during 2012 and 2011 and the weighted average assumptions used are presented in the following table:

	2012	2011
Fair value per share	$2.06	$5.20
Expected volatility	26.05%	52.18%
Expected dividends	5.10%	5.10%
Risk free interest rate	0.33%	0.97%
Expected term (in years)	2.63	3.00
Vesting periods (in years)	1.00	1.00

Expected volatilities are based on historical volatilities of the market value of the Company's stock, and, possibly, other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is estimated from past exercise activity, and represents the period of time that granted options are expected to be outstanding. The risk free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant. The expected dividend rate is estimated by annualizing the last dividend paid divided by the closing price of the Company's stock on the grant date of the option.

The following summarizes the option activity under the 2008 Plan and prior plan for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Period End Aggregate Intrinsic Value
Outstanding at January 1, 2012	14,000	$18.84
Granted	6,000	19.60
Exercised	(700)	17.15
Forfeited/Expired	(7,500)	18.78
Outstanding at December 31, 2012	11,800	19.36	4.65	—
Exercisable at December 31, 2012	5,800	19.12	2.38	—

Proceeds of $12 thousand were received from the exercise of options for 700 shares at $17.15 per share during 2012. Proceeds of $26 thousand were received from the exercise of options for 1,500 shares at $17.15 per share during 2011. The total intrinsic value of the options exercised was $1 thousand and $3 thousand for 2012 and 2011, respectively.

As of December 31, 2012, there was $10 thousand of unrecognized compensation cost related to unvested stock options granted under the Plan which will be recognized in 2013.

Financial Instruments With Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance-Sheet Risk [Abstract]
Off-Balance-Sheet Credit Exposures [Text Block]
Financial Instruments With Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit, interest rate caps and floors written on adjustable-rate loans, commitments to participate in or sell loans, commitments to buy or sell securities, guarantees on certain sold loans and risk-sharing commitments on certain sold loans under the Mortgage Partnership Finance ("MPF") program with the FHLB of Boston. At December 31, 2012 and 2011, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $1.9 million and $4.4 million, respectively. The fair market value of these commitments is not material to the Company's financial statements.

Such instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments and the potential impact on the Company's future financial position, financial performance and cash flow.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate caps and floors embedded in adjustable-rate loans, the contract or notional amounts do not represent exposure to credit loss. The Company controls the risk of interest rate cap agreements through credit approvals, limits and monitoring procedures. Interest rate caps and floors on adjustable rate loans permit the Company to manage its interest rate risk and cash flow risk on these loans within parameters established by Company policy.

The Company generally requires collateral or other security to support financial instruments with credit risk. The following table shows financial instruments outstanding whose contract amount represents credit risk at December 31:

	Contract or Notional Amount
	2012	2011
	(Dollars in thousands)
Commitments to originate loans	$7,320	$10,176
Unused lines of credit	60,228	59,650
Standby and commercial letters of credit	1,886	1,811
Credit card arrangement	1,008	933
MPF credit enhancement obligation, net (See Note 18)	307	86
Commitment to purchase investment securities	1,021	504
Total	$71,770	$73,160

Commitments to extend credit are agreements to lend to a customer at either a fixed or variable interest rate as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates within 90 days of the commitment. Unused lines of credit are generally renewable at least annually except for home equity lines which usually have a specified draw period followed by a specified repayment period. Unused lines may have other termination clauses and may require payment of a fee.

Since many of the commitments and lines are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, upon issuance of a commitment to extend credit is based on management's credit evaluation of the customer. Collateral held varies but may include real estate, accounts receivable, inventory, property, plant and equipment and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are issued to support the customer's private borrowing arrangements or guarantee the customer's contractual performance on behalf of a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers and the Company evaluates each customer's creditworthiness on a case-by-case basis. The fair value of standby letters of credit has not been included in the Company's balance sheets for either year as the fair value is immaterial.

The Company did not hold or issue derivative instruments or hedging instruments during the years ended December 31, 2012 and 2011. The commitment to purchase investment securities reflects management's strategy to redeploy funds that were in overnight deposit accounts at December 31, 2012 into higher earning assets.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Contingent Liabilities: The Company sells 1-4 family residential loans under the MPF program with FHLB of Boston. Under this program the Company shares in the credit risk of each mortgage, while receiving fee income in return. The Company is responsible for a Credit Enhancement Obligation ("CEO") based on the credit quality of these loans. FHLB of Boston funds a First Loss Account ("FLA") based on the Company's outstanding MPF mortgage balances. This creates a laddered approach to sharing in any losses. In the event of default, homeowner's equity and private mortgage insurance, if any, are the first sources of repayment; the FHLB of Boston's FLA funds are then utilized, followed by the member's CEO, with the balance the responsibility of FHLB of Boston. These loans meet specific underwriting standards of the FHLB of Boston. As of December 31, 2012, the Company had sold $28.5 million in loans through the MPF program since inception of its participation in the program, with an outstanding balance of $19.1 million as of such date.

The volume of loans sold to the MPF program and the corresponding credit obligation are closely monitored by management. As of December 31, 2012 and 2011, the notional amount of the maximum contingent contractual liability related to this program was $339 thousand and $92 thousand, respectively, of which $32 thousand and $6 thousand had been recorded as a reserve through Accrued interest and other liabilities at December 31, 2012 and 2011, respectively.

Legal Contingencies: In the normal course of business, the Company is involved in various legal and other proceedings. In the opinion of management, after consulting with the Company's legal counsel, any liability resulting from such proceedings is not expected to have a material adverse effect on the Company’s financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value Measurements and Disclosures
The following is a description of the valuation methodologies used for the Company’s financial assets that are measured on a recurring basis at estimated fair value:

Investment securities available-for-sale: Certain corporate debt securities, marketable equity securities and mutual funds have been valued using unadjusted quoted prices from active markets and therefore have been classified as level 1. However, the majority of the Company’s investment securities available-for-sale have been valued utilizing level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Assets measured at fair value on a recurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2012:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,519	$—	$4,519	$—
Agency mortgage-backed	1,379	—	1,379	—
State and political subdivisions	10,462	—	10,462	—
Corporate	3,300	2,529	771	—
Total debt securities	19,660	2,529	17,131	—
Marketable equity securities	797	797	—	—
Mutual funds	173	173	—	—
Total	$20,630	$3,499	$17,131	$—

December 31, 2011:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,537	$—	$17,537	$—
Agency mortgage-backed	3,386	—	3,386	—
State and political subdivisions	12,830	—	12,830	—
Corporate	8,293	6,229	2,064	—
Total debt securities	42,046	6,229	35,817	—
Marketable equity securities	773	773	—	—
Mutual funds	135	135	—	—
Total	$42,954	$7,137	$35,817	$—

There were no significant transfers in or out of Levels 1 and 2 for the year ended December 31, 2012. Certain other assets and liabilities are measured at fair value on a nonrecurring basis, that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Assets and liabilities measured at fair value on a nonrecurring basis in periods after initial recognition, such as impaired loans, investment securities held-to-maturity and other real estate owned, were not significant at December 31, 2012 or 2011. The Company has not elected to apply the fair value method to any financial assets or liabilities other than those situations where other accounting pronouncements require fair value measurements.

FASB ASC Topic 825, Financial Instruments, requires disclosure of the estimated fair value of financial instruments. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Management’s estimates and assumptions are inherently subjective involving uncertainties and matters of significant judgment. Changes in assumptions could dramatically affect the estimated fair values.

Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Certain financial instruments and all nonfinancial instruments may be excluded from disclosure requirements. Thus, the aggregate fair value amounts presented may not necessarily represent the actual underlying fair value of all such instruments of the Company.

The following methods and assumptions were used by the Company in estimating the fair value of its significant financial instruments:

Cash and cash equivalents: The carrying amounts reported in the balance sheet for cash and cash equivalents approximate those assets' fair values and are classified as Level 1.

Interest bearing deposits in banks: Fair values for interest bearing deposits in banks are based on discounted present values of cash flows and are classified as Level 2.

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair value measurements consider observable data which may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. Investment securities are classified as Level 1 or Level 2 depending on availability of recent trade information.

Loans held for sale: The fair value of loans held for sale is estimated based on quotes from third party vendors, resulting in a Level 2 classification.

Loans: Fair values of loans are estimated for portfolios of loans with similar financial characteristics and segregated by loan class or segment. For variable-rate loan categories that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts adjusted for credit risk. The fair values for other loans (for example, fixed-rate residential, commercial real estate, rental property mortgage loans as well as commercial and industrial loans) are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future cash flows, future expected loss experience and risk characteristics. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values, where applicable. The fair value methods and assumptions that provide observable assumptions as defined by current accounting standards are classified as Level 2. Those methods that do not provide observable assumptions are classified as Level 3.

Accrued interest receivable and payable: The carrying amounts of accrued interest approximate their fair values and are classified as Level 1 or 2 in accordance with the classification of the related principal's valuation.

Nonmarketable equity securities: It is not practical to determine the fair value of the nonmarketable securities, such as FHLB of Boston stock, due to restrictions placed on their transferability.

Deposits: The fair values disclosed for noninterest bearing deposits are, by definition, equal to the amount payable on demand at the reporting date, resulting in a Level 1 classification. The fair values for time deposits and other interest bearing nontime deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar deposits to a schedule of aggregated expected maturities on such deposits, resulting in a Level 2 classification.

Borrowed funds: The fair values of the Company’s long-term debt are estimated using discounted cash flow analysis based on interest rates currently being offered on similar debt instruments, resulting in a Level 2 classification. The fair values of the Company’s short-term debt is the carrying amounts reported in the balance sheet, also resulting in a Level 1 classification.

Off-balance-sheet financial instruments: Fair values for off-balance-sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The only commitments to extend credit that are normally longer than one year in duration are the home equity lines whose interest rates are variable quarterly. The only fees collected for commitments are an annual fee on commercial credit card arrangements and often a flat fee on commercial lines of credit and standby letters of credit. The fair value of off-balance-sheet financial instruments as of the balance sheet dates was not significant.

As of the balance sheet dates, the estimated fair values and related carrying amounts of the Company's significant financial instruments were as follows:

	December 31, 2012
	Fair Value Measurements
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets
Cash and cash equivalents	$46,510	$46,510	$46,510	$—	$—
Interest bearing deposits in banks	21,922	22,158	—	22,158	—
Investment securities	26,126	26,107	3,499	22,608	—
Loans held for sale	11,014	11,313	—	11,313	—
Loans, net
Residential real estate	153,696	146,216	—	146,216	—
Construction real estate	35,573	41,364	—	41,364	—
Commercial real estate	181,290	178,880	—	178,880	—
Commercial	21,297	20,676	—	20,676	—
Consumer	6,027	6,192	—	6,192	—
Tax exempt	41,744	49,188	—	49,188	—
Accrued interest receivable	1,539	1,539	15	1,524	—
Nonmarketable equity securities	1,976	N/A	N/A	N/A	N/A
Financial liabilities
Deposits
Noninterest bearing	83,715	83,715	83,715	—	—
Interest bearing	273,505	273,509	—	273,509	—
Time	152,773	153,565	—	153,565	—
Borrowed funds
Short-term	3,989	3,989	3,989	—	—
Long-term	11,758	14,272	—	14,272	—
Accrued interest payable	300	300	—	300	—

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets	(Dollars in thousands)
Cash and cash equivalents	$24,381	$24,381
Interest bearing deposits in banks	24,020	24,324
Investment securities	46,954	46,952
Loans and loans held for sale, net	425,158	415,823
Accrued interest receivable	1,810	1,810
Nonmarketable equity securities	1,976	1,976
Financial liabilities
Deposits	473,439	474,509
Borrowed funds	29,015	33,696
Accrued interest payable	356	356

The carrying amounts in the preceding tables are included in the balance sheet under the applicable captions.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Transactions with Related Parties

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with principal stockholders, directors, principal officers, their immediate families and affiliated companies in which they are principal stockholders (commonly referred to as related parties), all of which have been, in the opinion of management, on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties and which do not represent more than the normal risk of collectability or present other unfavorable features.

Aggregate loan transactions with related parties for the years ended December 31 were as follows:

	2012	2011
	(Dollars in thousands)
Balance, January 1,	$3,792	$3,952
New loans and advances on lines	2,372	2,058
Repayments	(2,601)	(1,904)
Other, net	—	(314)
Balance, December 31,	$3,563	$3,792
Balance available on lines of credit or loan commitments	$1,083	$814

None of these loans are past due, are in nonaccrual status or have been restructured to provide a reduction or deferral of interest or principal because of deterioration in the financial position of the borrower. There were no loans to a related party that were considered classified at December 31, 2012 or 2011.

Deposit accounts with related parties were $1.2 million and $935 thousand at December 31, 2012 and 2011, respectively.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
Regulatory Capital Requirements

The Company (on a consolidated basis) and Union are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and Union's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Union must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's and Union's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Union to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes that, as of December 31, 2012 and 2011, the Company and Union met all capital adequacy requirements to which they were subject.

As of December 31, 2012 and 2011, the most recent notification from the FDIC categorized Union as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized an insured depository institution must maintain minimum total risk based, Tier I risk based, and Tier I leverage ratios as set forth in the table below. There are no conditions or events since the date of the most recent notification that management believes might result in an adverse change to Union's regulatory capital category. Prompt corrective action provisions are not applicable to bank holding companies.

Union's and the Company's actual capital amounts and ratios are presented in the following tables:

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2012
Total capital to risk weighted assets
Union	$47,786	12.9%	$29,612	8.0%	$37,015	10.0%
Company	48,057	13.0%	29,688	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$43,133	11.7%	$14,810	4.0%	$22,214	6.0%
Company	43,392	11.7%	14,848	4.0%	N/A	N/A
Tier I capital to average assets
Union	$43,133	7.6%	$22,822	4.0%	$28,527	5.0%
Company	43,392	7.6%	22,928	4.0%	N/A	N/A

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2011
Total capital to risk weighted assets
Union	$44,910	12.2%	$29,570	8.0%	$36,963	10.0%
Company	45,091	12.2%	29,641	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$40,671	11.0%	$14,789	4.0%	$22,184	6.0%
Company	40,852	11.0%	14,828	4.0%	N/A	N/A
Tier I capital to average assets
Union	$40,671	7.5%	$21,634	4.0%	$27,042	5.0%
Company	40,852	7.5%	21,672	4.0%	N/A	N/A

Dividends paid by Union are the primary source of funds available to the Company for payment of dividends to its stockholders. Union is subject to certain requirements imposed by federal banking laws and regulations, which among other things, establish minimum levels of capital and restrict the amount of dividends that may be distributed by Union to the Company.

Treasury Stock	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Treasury Stock [Text Block]
Treasury Stock

The basis for the carrying value of the Company's treasury stock is the purchase price of the shares at the time of purchase. Since May 2010, the Company has maintained a limited stock repurchase plan which authorizes the repurchase of up to 2,500 shares of its common stock each calendar quarter in open market purchases or privately negotiated transactions, as management may deem advisable and as market conditions may warrant. The repurchase authorization for a calendar quarter expires at the end of that quarter to the extent it has not been exercised, and is not carried forward into future quarters. The quarterly repurchase program was most recently reauthorized in December 2012 and will expire on December 31, 2013 unless reauthorized. During 2012, the Company repurchased 1,823 shares under this program, at a total cost of $36 thousand in 2012, while no shares were repurchased under the program during 2011. Since inception, the Company has repurchased 6,827 shares of its common stock at prices ranging from $17.86 to $19.85 per share, at a total of $126 thousand.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Other Comprehensive Income (Loss)
The components of Accumulated other comprehensive loss, net of tax, at December 31 are:

	2012	2011
	(Dollars in thousands)
Net unrealized gain on investment securities available-for-sale	$508	$892
Defined benefit pension plan:
Net unrealized actuarial loss	(2,518)	(5,231)
Net unrealized prior service cost	—	(7)
Total	$(2,010)	$(4,346)

The following table discloses the tax effects allocated to each component of other comprehensive income for the years ended December 31:

	Year Ended
	December 31, 2012			December 31, 2011
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
	(Dollars in thousands)
Investment securities available-for-sale:
Net unrealized holding gains arising during the period on investment securities available-for-sale	$91	$(31)	$60	$1,271	$(432)	$839
Reclassification adjustment for net gains on investment securities available-for-sale realized in net income	(673)	229	(444)	(183)	62	(121)
Total	(582)	198	(384)	1,088	(370)	718
Defined benefit pension plan:
Net unrealized actuarial gain (loss)	3,616	(1,229)	2,387	(4,586)	1,559	(3,027)
Reclassification adjustment for amortization of net actuarial loss realized in net income	494	(168)	326	185	(63)	122
Reclassification adjustment for amortization of prior service cost realized in net income	10	(3)	7	6	(2)	4
Total	4,120	(1,400)	2,720	(4,395)	1,494	(2,901)
Total other comprehensive income (loss)	$3,538	$(1,202)	$2,336	$(3,307)	$1,124	$(2,183)

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Subsequent events represent events or transactions occurring after the balance sheet date but before the financial statements are issued. Financial statements are considered “issued” when they are widely distributed to shareholders and others for general use and reliance in a form and format that complies with GAAP. Events occurring subsequent to December 31, 2012 have been evaluated as to their potential impact to the consolidated financial statements.

Specifically, there are two types of subsequent events:

•
Those comprising events or transactions providing additional evidence about conditions that existed at the balance sheet date, including estimates inherent in the financial statement preparation process (referred to as recognized subsequent events).

•	Those comprising events that provide evidence about conditions not existing at the balance sheet date but, rather, that arose after such date (referred to as nonrecognized subsequent events).

On January 16, 2013, Union Bankshares, Inc. declared a $0.25 per share regular quarterly cash dividend payable February 7, 2013 to stockholders of record on January 26, 2013.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
 Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Union Bankshares, Inc. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Union Bankshares, Inc. and Subsidiary.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
ASSETS
Cash	$46	$69
Investment securities available-for-sale	125	121
Investment in subsidiary - Union	44,787	40,159
Other assets	884	788
Total assets	$45,842	$41,137

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES
Other liabilities	$796	$798
Total liabilities	796	798
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339

Total liabilities and stockholders' equity	$45,842	$41,137

The investment in the subsidiary bank is carried under the equity method of accounting. The investment in subsidiary and cash, which is on deposit with Union, have been eliminated in consolidation.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF INCOME
Years Ended December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
Revenues
Dividends - bank subsidiary - Union	$4,700	$4,650
Other dividends	1	1
Other income	103	22
Total revenues	4,804	4,673
Expenses
Interest	33	26
Stock based compensation expense	8	9
Administrative and other	326	307
Total expenses	367	342
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	4,437	4,331
Applicable income tax benefit	(117)	(111)
Income before equity in undistributed net income of subsidiary	4,554	4,442
Equity in undistributed net income - Union	2,290	777
Net income	$6,844	$5,219

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
Years Ended December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$6,844	$5,219
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Union	(2,290)	(777)
Stock based compensation expense	8	9
Increase in other assets	(95)	(55)
Decrease in other liabilities	(2)	(10)
Net cash provided by operating activities	4,465	4,386
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(7)	(14)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,457)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	—
Net cash used by financing activities	(4,481)	(4,431)
Net decrease in cash	(23)	(59)
CASH
Beginning of year	69	128
End of year	$46	$69
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	$33	$26

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Data (Unaudited)

A summary of financial data for each of the four quarters of 2012 and 2011 is presented below:

	Quarters in 2012 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$6,196	$6,185	$6,355	$6,292
Interest expense	910	853	815	773
Net interest income	5,286	5,332	5,540	5,519
Provision for loan losses	180	180	150	150
Noninterest income	1,903	2,168	2,888	3,566
Noninterest expenses	5,541	5,563	5,745	6,186
Net income	1,227	1,438	1,981	2,198
Earnings per common share	$0.28	$0.32	$0.44	$0.50

	Quarters in 2011 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$5,498	$5,734	$6,118	$6,319
Interest expense	961	1,002	1,016	929
Net interest income	4,537	4,732	5,102	5,390
Provision for loan losses	150	150	150	325
Noninterest income	1,401	1,657	2,012	2,055
Noninterest expenses	4,580	5,019	5,145	5,029
Net income	1,028	1,031	1,427	1,733
Earnings per common share	$0.23	$0.23	$0.32	$0.39

Noninterest Other Income and Noninterest Other Expense (Notes)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
Noninterest Other Income and Noninterest Other Expenses

The components of noninterest other income and noninterest other expenses which are in excess of one percent of total revenues for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(Dollars in thousands)
Income
Income from life insurance	$397	$107
Other income	349	345
Total other income	$746	$452

Expenses
ATM and debit card expense	$730	$613
Supplies and printing	395	394
Communications	323	363
Advertising and public relations	341	466
Vermont franchise tax	459	429
FDIC insurance assessment	351	376
Professional fees	424	417
Expenses of other real estate owned, net	489	302
Equity in losses of limited partnerships	660	515
Branch acquisition expenses	—	407
Prepayment penalties on borrowings	890	177
Other expenses	2,466	2,077
Total other expenses	$7,528	$6,536

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of financial statement presentation [Policy Text Block]
Basis of financial statement presentation

The accounting and reporting policies of Union Bankshares, Inc. and Subsidiary (the “Company”) are in conformity with U.S. generally accepted accounting principles (“GAAP”) and general practices within the banking industry. The following is a description of the more significant policies.

The consolidated financial statements include the accounts of Union Bankshares, Inc., and its wholly owned subsidiary, Union Bank (“Union”) headquartered in Morrisville, Vermont. All significant intercompany transactions and balances have been eliminated. The Company utilizes the accrual method of accounting for financial reporting purposes.

The Company meets the qualification requirements under Securities and Exchange Commission rules for smaller reporting companies and, pursuant to such rules, has elected to present audited statements of income, comprehensive income, cash flows and changes in stockholders' equity for each of the most recent two, rather than three, fiscal years.

Certain amounts in the 2011 financial statements have been reclassified to conform to the current year presentation.

Nature of operations [Policy Text Block]
Nature of operations

The Company provides a variety of financial services to individuals, municipalities, commercial and nonprofit customers through its branches, ATMs, telebanking and internet banking systems in northern Vermont and northwestern New Hampshire. This market area encompasses primarily retail consumers, small businesses, municipalities, agricultural producers and the tourism industry. The Company's primary deposit products are checking, savings, money market accounts, certificates of deposit and individual retirement accounts and its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk [Policy Text Block]
Concentration of risk

The Company's operations are affected by various risk factors, including liquidity risk, interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities/repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. Although national economic conditions have been volatile during the last four years, local economic conditions have been somewhat more stable. The Company has a diversified loan portfolio with a substantial portion of the Company's loans secured by real estate and/or partially guaranteed by a U.S. Government agency. Most of its lending activities are conducted within the northern Vermont and northwestern New Hampshire market area where it is located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy and real estate market conditions. Notes 5 and 6 discuss the types of lending in which the Company engages.

Use of estimates in preparation of financial statements [Policy Text Block]
Use of estimates in preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Material estimates that are particularly susceptible to significant change in the near term and involve inherent uncertainties relate to the determination of the allowance for losses on loans, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, deferred tax assets, judgments regarding valuation and impairment of investment securities and other assets as well as pension plan accounting. These estimates involve a significant degree of complexity and subjectivity and the amount of the change that is reasonably possible, should any of these estimates prove inaccurate, cannot be estimated.

Presentation of cash flows [Policy Text Block]
Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Trust operations [Policy Text Block]
Trust operations

Assets held by the Trust & Asset Management Division of Union in a fiduciary or agency capacity, other than trust cash on deposit with Union, are not included in these consolidated financial statements because they are not assets of Union or the Company.

Fair value measurements [Policy Text Block]
Fair value measurements

The Company utilizes the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, as guidance for accounting for assets and liabilities carried at fair value. This standard defines fair value as the price, without adjustment for transaction costs, that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market based measurement based on assumptions that market participants would use in pricing an asset or liability. The guidance in FASB ASC Topic 820 establishes a three-level fair value hierarchy, which prioritizes the inputs used in measuring fair value. A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The three levels of the fair value hierarchy are:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•
Level 2 - Quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

•	Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Investment securities [Policy Text Block]
Investment securities

Investment securities purchased and held primarily for resale in the near future are classified as trading securities and are reported at fair value with unrealized gains and losses included in earnings. Debt securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as either held-to-maturity or trading are classified as available-for-sale. Investments classified as available-for-sale are reported at fair value.

Accretion of discounts and amortization of premiums arising at acquisition on investment securities are included in income using the effective interest method over the life of the securities to maturity or call date. Unrealized gains and losses on investment securities available-for-sale are excluded from earnings and reported in Accumulated other comprehensive income (loss), net of tax and reclassification adjustment, as a separate component of stockholders' equity. The specific identification method is used to determine realized gains and losses on sales of available-for-sale or trading securities.

Declines in the fair values of individual equity securities that are deemed to be other-than-temporary are reflected in noninterest income when identified. An unrealized loss is generally deemed to be other than temporary and a credit loss on a debt security is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the security. The credit loss component of an other than temporary write down of a debt security is reflected in earnings as a realized loss in other income with the remaining portion of the impairment loss recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is more likely than not that the Company will not have to sell the debt security prior to recovery.

Loans held-for-sale [Policy Text Block]
Loans held for sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. The estimated fair value of loans held for sale is based on current price quotes that determine the amount that the loans could be sold for in the secondary market. Loans transferred from held for sale to portfolio are transferred at the lower of cost or fair value in the aggregate. Sales are normally made without recourse. Gains and losses on the disposition of loans held for sale are determined on the specific identification basis. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans [Policy Text Block]
Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their unpaid principal balances, adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

Loan interest income is accrued daily on outstanding balances. The following accounting policies, related to accrual and nonaccrual loans, apply to all loan segments and classes. The Company considers its loan segments and loan classes to be the same. The accrual of interest is normally discontinued when a loan is specifically determined to be impaired and/or management believes, after considering collection efforts and other factors, that the borrowers' financial condition is such that collection of interest is doubtful. Normally, any unpaid interest previously accrued on those loans is reversed against current period interest income. A loan may be restored to accrual status when its financial status has significantly improved and there is no principal or interest past due. A loan may also be restored to accrual status if the borrower makes six consecutive monthly payments or the lump sum equivalent. Income on nonaccrual loans is generally not recognized unless a loan is returned to accrual status or after all principal has been collected. Interest income generally is not recognized on impaired loans unless the likelihood of further loss is remote. Interest payments received on such loans are generally applied as a reduction of the loan principal balance. Delinquency status is determined based on contractual terms for all loan segments and classes.

Loan origination fees and direct loan origination costs are deferred and amortized as an adjustment of the related loan's yield using methods that approximate the interest method. The Company generally amortizes these amounts over the estimated average life of the related loans.

The loans purchased in the May 2011 branch acquisition were recorded at the estimated fair value at the time of purchase. The estimated fair value contains both accretable and nonaccretable components. The accretable component is amortized as an adjustment to the related loan yield over the average life of the loan. The nonaccretable component represents probable loss due to credit risk and is reviewed by management periodically and adjusted as deemed necessary.

Allowance for loan losses [Policy Text Block]
Allowance for loan losses

The allowance for loan losses is established for estimated losses in the loan portfolio through a provision for loan losses charged to earnings. For all loan classes, loan losses are charged against the allowance when management believes the loan balance is uncollectible or in accordance with federal guidelines. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level believed by management to be appropriate to absorb probable credit losses inherent in the loan portfolio as of the balance sheet date. The amount of the allowance is based on management's periodic evaluation of the collectability of the loan portfolio, including the nature, volume and risk characteristics of the portfolio, credit concentrations, trends in historical loss experience, estimated value of any underlying collateral, specific impaired loans and economic conditions. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or other relevant factors.

In addition, various regulatory agencies, as an integral part of their examination process, regularly review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses, with a corresponding charge to earnings, based on their judgments about information available to them at the time of their examination, which may not be currently available to management.

The allowance consists of specific, general and unallocated components. The specific component relates to the loans that are classified as impaired. Loans are also evaluated for impairment and may be classified as impaired when management believes it is probable that the Company will not collect all the contractual interest and principal payments as scheduled in the loan agreement. Impaired loans may also include troubled loans that are restructured. A troubled debt restructuring occurs when the Company, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower that would otherwise not be granted. Troubled debt restructuring may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan's terms (such as reduction of stated interest rates below market rates, extension of maturity that does not conform to the Company's policies, reduction of the face amount of the loan, reduction of accrued interest, or reduction or deferment of loan payments in the near future), or a combination. A specific reserve amount is allocated to the allowance for individual loans that have been classified as impaired based on management's estimate of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows. The Company accounts for the change in present value attributable to the passage of time in the loan loss reserve. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer, real estate or small balance commercial loans for impairment evaluation, unless such loans are subject to a restructuring agreement or have been identified as impaired as part of a larger customer relationship.

The general component represents the level of allowance allocable to each loan portfolio segment with similar risk characteristics and is determined based on historical loss experience, adjusted for qualitative factors, for each class of loan. Management deems a five year average to be an appropriate time frame on which to base historical losses for each portfolio segment. Qualitative factors considered include underwriting, economic and market conditions, portfolio composition, collateral values, delinquencies, lender experience and legal issues. The qualitative factors are determined based on the various risk characteristics of each portfolio segment. Risk characteristics relevant to each portfolio segment are as follows:

•
Residential real estate - Loans in this segment are collateralized by owner-occupied 1-4 family residential real estate, second and vacation homes, 1-4 family investment properties, home equity and second mortgage loans. Repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, could have an effect on the credit quality of this segment.

•
Construction real estate - Loans in this segment include residential and commercial construction properties, land and land development loans. Repayment is dependent on the credit quality of the individual borrower and/or the underlying cash flows generated by the properties being constructed. The overall health of the economy, including unemployment rates, housing prices, vacancy rates and material costs, could have an effect on the credit quality of this segment.

•
Commercial real estate - Loans in this segment are primarily properties occupied by businesses or income-producing properties. The underlying cash flows generated by the properties may be adversely impacted by a downturn in the economy as evidenced by a general slowdown in business or increased vacancy rates which, in turn, could have an effect on the credit quality of this segment. Management requests business financial statements at least annually and monitors the cash flows of these loans.

•
Commercial - Loans in this segment are made to businesses and are generally secured by nonreal estate assets of the business. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer or business spending, could have an effect on credit quality of this segment.

•
Consumer - Loans in this segment are made to individuals for personal expenditures, such as an automobile purchase, and include unsecured loans. Repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment, could have an effect on the credit quality of this segment.

•
Municipal - Loans in this segment are made to municipalities located within the Company's service area. Repayment is primarily dependent on taxes or other funds collected annually by the municipalities. Management considers there to be minimal risk surrounding the credit quality of this segment.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

All evaluations are inherently subjective as they require estimates that are susceptible to significant revision as more information becomes available or as changes occur in economic conditions or other relevant factors.

Other real estate owned [Policy Text Block]
Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure are to be sold and are initially recorded based on an independent appraisal or a broker price opinion at the estimated fair value less estimated selling costs at the date of acquisition, establishing a new carrying basis. Thereafter, valuations are periodically performed by management, and the real estate is carried in Other assets at the lower of carrying amount or fair value, less estimated cost to sell. Costs of significant property improvements are capitalized, if deemed recoverable, whereas revenue and expenses from operations and changes in valuation are charged to Other expenses on the Company's statement of income.

Premises and equipment [Policy Text Block]
Premises and equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally by the straight line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are reflected in the statement of income. Maintenance and repairs are charged to current expense as incurred and the costs of major renewals and betterments are capitalized. Construction in progress is stated at cost, which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.

Intangible assets [Policy Text Block]
Intangible assets

Intangible assets include goodwill, which represents the excess of the purchase price over the fair value of net assets acquired in the 2011 acquisition of three New Hampshire branch offices, as well as a core deposit intangible related to the deposits acquired (see Note 9). The core deposit intangible is amortized on a straight line basis over the estimated average life of the acquired core deposit base of 10 years. The Company evaluates the valuation and amortization of the core deposit intangible if events occur that could result in possible impairment. With respect to goodwill, in accordance with current authoritative guidance, the Company assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the Company is less than its carrying amount, which could result in goodwill impairment.

Federal Home Loan Bank stock [Policy Text Block]
Federal Home Loan Bank stock

As a member of the Federal Home Loan Bank (“FHLB”) of Boston, Union is required to invest in Class B common stock of the FHLB of Boston. The Class B common stock has a five year notice requirement for redemption and there is no guarantee of future redemption. Also, there is the possibility of future capital calls by the FHLB of Boston on member banks to ensure compliance with its capital plan. FHLB of Boston stock is reported in Other assets at its par value of $1.9 million at December 31, 2012 and 2011. The stock is nonmarketable, and is redeemable by the FHLB of Boston at par value.

Company-owned life insurance [Policy Text Block]
Company-owned life insurance

Company-owned life insurance (“COLI”) represents life insurance on the lives of certain current or former directors or employees who have provided positive consent allowing the Company to be the beneficiary of such policies. The Company utilizes COLI as tax-efficient funding for the benefit obligations to its employees and directors, including obligations under one of the Company's nonqualified deferred compensation plans. (See Note 15.) The Company is the primary beneficiary of the insurance policies. Increases in the cash value of the policies, as well as any gain on insurance proceeds received, are recorded in Other income, and are not currently subject to income taxes. COLI is recorded at the cash value of the policies, less any applicable cash surrender charges of which there are currently none. The Company reviews the financial strength of the insurance carriers prior to the purchase of COLI to ensure minimum credit ratings of at least investment grade. The financial strength of the carriers is reviewed annually and COLI with any individual carrier is limited by Company policy to 10% of capital plus reserves.

Servicing assets [Policy Text Block]
Servicing assets

Servicing assets are recognized as separate assets when servicing rights are acquired through purchase or sale of loans with servicing rights retained. Capitalized servicing rights are reported in Other assets, are initially recorded at estimated fair market value and are amortized against noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. The estimated fair value of capitalized servicing rights represents the present value of the future servicing fees arising from the right to service loans that have been previously sold. Servicing assets are evaluated regularly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights by predominant characteristics, such as interest rates and terms. Fair value of a stratum is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.

Impairment is recognized through a valuation allowance for an individual stratum, to the extent that estimated fair value is less than the capitalized amount for the stratum.

Investment in real estate limited partnerships [Policy Text Block]
Investment in real estate limited partnerships

The Company has purchased various limited partnership interests in affordable housing partnerships. These partnerships were established to acquire, own and rent residential housing for elderly, low or moderate income residents in northeastern and central Vermont or in northwestern New Hampshire. The investments are accounted for under a method approximating the equity method of accounting. These equity investments are recorded at cost and adjusted for the Company's proportionate share of the partnerships' undistributed earnings or losses through the statement of income.

Pension plans [Policy Text Block]
Pension plans

Union sponsors a noncontributory defined benefit pension plan covering all eligible employees employed prior to October 5, 2012. On that date, the Company closed The Union Bank Pension Plan ("Plan") to new participants and froze the accrual of retirement benefits for current participants. It is Union's intent to continue to maintain the frozen Plan and related Trust and to distribute benefits to participants at such time and in such manner as provided under the terms of the Plan. The costs of this Plan, based on actuarial computations of current benefits for employees, are charged to Pension and other employee benefits.

Union also has a contributory 401(k) pension plan covering all employees who meet certain service requirements. The plan is voluntary, and Union, through the discretionary matching component of the plan, contributed fifty cents for every dollar contributed by participants, up to six percent of each participant's salary in 2012 and 2011. Additionally, in 2012, a discretionary profit-sharing contribution was made to the plan in an amount equal to three percent of each employee's salary.

Advertising costs [Policy Text Block]	Advertising costs The Company expenses advertising costs as incurred and they are included in Other expenses in the Company's Consolidated Statement of Income.
Earnings per common share [Policy Text Block]
Earnings per common share

Earnings per common share for the period are computed based on the weighted average number of shares of common stock issued, retroactively adjusted for stock splits and stock dividends and reduced for shares held in treasury. The weighted average shares outstanding were 4,457,029 and 4,456,842 for the years ended December 31, 2012 and 2011, respectively. There were incentive stock options with respect to 11,800 shares and 14,000 shares outstanding at December 31, 2012 and December 31, 2011, respectively, excluded from the computation of diluted earnings per share since dilution resulting from these stock options would be immaterial.

Income taxes [Policy Text Block]
Income taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income. The Company recognizes income taxes under the asset and liability method. This involves estimating the Company's actual current tax exposure as well as assessing temporary differences resulting from differing treatment of items, such as timing of the deduction of expenses, for tax and GAAP purposes. These differences result in deferred tax assets and liabilities, which are netted and included in Other assets. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company must also assess the likelihood that any deferred tax assets will be recovered from future taxable income and to the extent that recovery is not likely, a valuation allowance must be established. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. Affordable housing tax credits are recognized as a reduction of the Provision for income taxes in the year they are earned.

Off-balance-sheet financial instruments [Policy Text Block]
Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to originate credit, unused lines of credit including commitments under credit card arrangements, commitments to purchase investment securities, commitments to invest in real estate limited partnerships, commercial letters of credit, standby letters of credit and risk-sharing commitments on certain sold loans. Such financial instruments are recorded in the financial statements when they become fixed and certain.

Comprehensive income (loss) [Policy Text Block]
Comprehensive income (loss)

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income or loss. Certain changes in assets and liabilities, such as the after tax effect of unrealized gains and losses on investment securities available-for-sale that are not other than temporarily impaired and the unfunded liability for the defined benefit pension plan, are not reflected in the statement of income. The cumulative effect of such items, net of tax effect, is reported as a separate component of the equity section of the balance sheet (Accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income or loss.

Transfers of financial assets [Policy Text Block]
Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Incentive stock option plan [Policy Text Block]
Incentive stock option plan

The Company recognizes stock-based compensation expense based on the grant date estimated fair value of stock-based awards over the vesting period of the awards. The stock issuable upon exercise of options granted consists of authorized but unissued shares of the Company's $2.00 par value common stock and/or shares of such common stock held in treasury.

Recent accounting pronouncements [Policy Text Block]
Recent accounting pronouncements

In May 2011, FASB issued an Accounting Standards Update ("ASU"), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this ASU are to be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. Management has adopted the ASU, which did not have a material effect on the Company's consolidated financial statements. (See Note 19.)

In June 2011, the FASB issued an ASU, Presentation of Comprehensive Income, to improve the comparability, consistency and transparency of financial reporting, to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both formats, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in the ASU are to be applied retrospectively and are effective for annual and interim periods beginning after December 15, 2011, except for the presentation requirements of reclassifications of items out of accumulated other comprehensive income which have since been addressed in ASU 2013-02, issued in February 2013. Management has adopted the ASU and has opted to present two separate statements. (See Consolidated Statements of Comprehensive Income and Note 23.)

In December 2011, the FASB issued an ASU, Disclosures about Offsetting Assets and Liabilities, to enhance disclosures required to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Topic 210-20-45 (Balance Sheet Offsets) or Topic 815-10-45 (Derivatives & Hedging) or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Topic 210-20-45 or Topic 815-10-45. The amendments in the ASU are to be applied retrospectively for all comparative periods presented and are effective for annual and interim periods beginning on or after January 1, 2013. Management has reviewed the ASU and does not believe that it will have a material effect on the Company's consolidated financial statements.

In July 2012, the FASB issued an ASU, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The objective of the amendments in this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets (other than goodwill) by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite long-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted including for annual and interim impairment tests performed as of a date before July 27, 2012. The Company does not have any indefinite-lived intangible assets other than goodwill and therefore the ASU did not have any effect on the Company's consolidated financial statements.

In October 2012, the FASB issued an ASU, Technical Corrections and Improvements. The amendments in this ASU represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. Additionally, the amendments make the Codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications. The ASU contains amendments that affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this ASU that do not have transition guidance were effective upon issuance and for public entities, the amendments that are subject to the transition guidance are effective for fiscal periods beginning after December 15, 2012. Management is currently reviewing this ASU and does not believe that it will have a material effect on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This update requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety is in the same reporting period. The Company is required to adopt this update prospectively for periods beginning after December 15, 2012. The update may result in revised disclosures or presentation in the Company's financial statements.

Restrictions on Cash and Due From Banks (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
The nature of the Company's business requires that it maintain amounts due from correspondent banks which, at times, may exceed federally insured limits. The balances in these accounts at December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Noninterest bearing accounts	$639	$1,143
Federal Reserve Bank of Boston	41,363	19,368
FHLB of Boston	282	351

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale and held-to-maturity securities [Table Text Block]
Investment securities as of the balance sheet dates consisted of the following:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,500	$22	$(3)	$4,519
Agency mortgage-backed	1,343	36	—	1,379
State and political subdivisions	9,803	664	(5)	10,462
Corporate	3,294	28	(22)	3,300
Total debt securities	18,940	750	(30)	19,660
Marketable equity securities	746	66	(15)	797
Mutual funds	173	—	—	173
Total	$19,859	$816	$(45)	$20,630
Held-to-maturity
U.S. Government-sponsored enterprises	$5,496	$3	$(22)	$5,477

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,456	$99	$(18)	$17,537
Agency mortgage-backed	3,326	61	(1)	3,386
State and political subdivisions	11,813	1,018	(1)	12,830
Corporate	8,127	179	(13)	8,293
Total debt securities	40,722	1,357	(33)	42,046
Marketable equity securities	746	39	(12)	773
Mutual funds	135	—	—	135
Total	$41,603	$1,396	$(45)	$42,954
Held-to-maturity
U.S. Government-sponsored enterprises	$4,000	$1	$(3)	$3,998

Schedule of Unrealized Loss on Investments [Table Text Block]
Information pertaining to all investment securities with gross unrealized losses as of the balance sheet dates, aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

December 31, 2012	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$4,472	$(25)	$—	$—	$4,472	$(25)
State and political subdivisions	345	(5)	—	—	345	(5)
Corporate	2,266	(22)	—	—	2,266	(22)
Total debt securities	7,083	(52)	—	—	7,083	(52)
Marketable equity securities	91	(7)	42	(8)	133	(15)
Total	$7,174	$(59)	$42	$(8)	$7,216	$(67)

December 31, 2011	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$7,389	$(21)	$—	$—	$7,389	$(21)
Agency mortgage-backed	—	—	361	(1)	361	(1)
State and political subdivisions	347	(1)	—	—	347	(1)
Corporate	3,075	(13)	—	—	3,075	(13)
Total debt securities	10,811	(35)	361	(1)	11,172	(36)
Marketable equity securities	193	(7)	10	(5)	203	(12)
Total	$11,004	$(42)	$371	$(6)	$11,375	$(48)

Investments Classified by Contractual Maturity Date [Table Text Block]
The amortized cost and estimated fair value of debt securities by contractual scheduled maturity as of December 31, 2012, were as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available-for-sale
Due in one year or less	$690	$696
Due from one to five years	3,365	3,418
Due from five to ten years	4,966	5,154
Due after ten years	8,576	9,013
	17,597	18,281
Agency mortgage-backed securities	1,343	1,379
Total debt securities available-for-sale	$18,940	$19,660
Held-to-maturity
Due from five to ten years	$1,500	$1,501
Due after ten years	3,996	3,976
Total debt securities held-to-maturity	$5,496	$5,477

Loans Tables (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The composition of Net loans at December 31, was as follows:

	2012	2011
	(Dollars in thousands)
Residential real estate	$154,938	$147,426
Construction real estate	36,018	28,077
Commercial real estate	183,900	189,770
Commercial	21,463	23,018
Consumer	6,065	6,134
Municipal	41,761	29,894
Gross loans	444,145	424,319
Allowance for loan losses	(4,657)	(4,226)
Net deferred loan costs	139	177
Net loans	$439,627	$420,270

Loans Acquired, Accretable Yield Roll Forward [Table Text Block]
The following table summarizes activity in the accretable loan premium component for the acquired loan portfolio:

	For The Years Ended December 31,
	2012	2011
	(Dollars in thousands)
Balance at beginning of year	$491	$—
Acquisitions	—	545
Loan premium amortization	(90)	(54)
Changes in expected cash flows due to paydowns	53	—
Balance at end of year	$454	$491

Past Due Financing Receivables [Table Text Block]
A summary of current, past due and nonaccrual loans as of the balance sheet dates follows:

December 31, 2012	Current	30-59 Days	60-89 Days	90 Days and over and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$148,479	$2,573	$1,274	$296	$2,316	$154,938
Construction real estate	35,944	24	6	—	44	36,018
Commercial real estate	179,739	2,943	812	—	406	183,900
Commercial	20,541	811	39	—	72	21,463
Consumer	6,012	31	10	11	1	6,065
Municipal	41,761	—	—	—	—	41,761
Total	$432,476	$6,382	$2,141	$307	$2,839	$444,145

December 31, 2011	Current	30-59 Days	60-89 Days	90 Days and over and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$140,330	$2,685	$1,134	$606	$2,671	$147,426
Construction real estate	26,849	758	203	175	92	28,077
Commercial real estate	182,122	4,694	471	1,104	1,379	189,770
Commercial	22,519	376	—	12	111	23,018
Consumer	6,045	33	1	—	55	6,134
Municipal	29,894	—	—	—	—	29,894
Total	$407,759	$8,546	$1,809	$1,897	$4,308	$424,319

Allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable, Allowance [Abstract]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following table provides new troubled debt restructure activity by loan type for the years ended December 31, 2012 and 2011:

	New Troubled Debt Restructurings During the			New Troubled Debt Restructurings During the
	Year Ended December 31, 2012			Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Residential real estate	2	$91	$91	1	$238	$246
Construction real estate	2	145	145	—	—	—
Commercial real estate	2	513	513	—	—	—

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Changes in the Allowance for loan losses, by class of loans, for the years ended December 31, were as follows:

2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226
Provision (credit) for loan losses	152	110	349	(79)	128	660
Recoveries of amounts charged off	8	12	—	6	17	43
	1,410	489	2,627	159	244	4,929
Amounts charged off	(119)	(33)	(95)	—	(25)	(272)
Balance, December 31, 2012	$1,291	$456	$2,532	$159	$219	$4,657

2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755
Provision (credit) for loan losses	242	144	430	(31)	(10)	775
Recoveries of amounts charged off	3	—	—	14	27	44
	1,278	384	2,547	233	132	4,574
Amounts charged off	(28)	(17)	(269)	(1)	(33)	(348)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226

Allocation of Allowance for Loan Losses by Impairment Methodology [Table Text Block]
The allocation of the Allowance for loan losses, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$49	$18	$53	$—	$—	$120
Collectively evaluated for impairment	1,242	438	2,479	159	219	4,537
Total allocated	$1,291	$456	$2,532	$159	$219	$4,657

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$328	$12	$293	$41	$11	$685
Collectively evaluated for impairment	922	355	1,985	191	88	3,541
Total allocated	$1,250	$367	$2,278	$232	$99	$4,226

Allocation of Investment in Loans by Impairment Methodology [Table Text Block]
The recorded investment in loans, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$703	$145	$3,427	$127	$—	$—	$4,402
Collectively evaluated for impairment	144,921	35,866	168,066	20,851	5,846	41,253	416,803
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$2,810	$92	$6,499	$355	$33	$—	$9,789
Collectively evaluated for impairment	132,115	27,976	169,576	21,861	5,724	29,344	386,596
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables summarize the loan ratings applied to the Company's loans by class as of the balance sheet dates:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$134,737	$30,115	$117,616	$18,258	$5,722	$41,253	$347,701
Satisfactory/Monitor	7,749	5,751	46,174	2,476	102	—	62,252
Substandard	3,138	145	7,703	244	22	—	11,252
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$127,338	$26,928	$135,764	$19,069	$5,652	$29,344	$344,095
Satisfactory/Monitor	4,777	1,048	33,812	2,792	72	—	42,501
Substandard	2,810	92	6,499	355	33	—	9,789
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Impaired Financing Receivables [Table Text Block]
The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2012:

	December 31, 2012			For The Year Ended December 31, 2012
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$354	$360	$49
Construction real estate	145	150	18
Commercial real estate	2,380	2,411	53
	2,879	2,921	120
With no allowance recorded:
Residential real estate	349	491	—
Commercial real estate	1,047	1,133	—
Commercial	127	127	—
	1,523	1,751	—

Total:
Residential real estate	703	851	49	$529	$9
Construction real estate	145	150	18	46	1
Commercial real estate	3,427	3,544	53	2,514	115
Commercial	127	127	—	51	2
Total	$4,402	$4,672	$120	$3,140	$127
____________________

(1)	Does not reflect government guaranties on impaired loans as of December 31, 2012 totaling $770 thousand.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2011:

	December 31, 2011			For The Year Ended December 31, 2011
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$241	$243	$55
Commercial real estate	1,907	1,930	21
	2,148	2,173	76
With no allowance recorded:
Residential real estate	177	252	—
Commercial real estate	318	374	—
	495	626	—

Total:
Residential real estate	418	495	55	$375	$5
Commercial real estate	2,225	2,304	21	2,347	81
Total	$2,643	$2,799	$76	$2,722	$86
____________________

(1)	Does not reflect government guaranties on impaired loans as of December 31, 2011 totaling $88 thousand.

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Class of Premises and Equipment [Table Text Block]
The major classes of premises and equipment and accumulated depreciation at December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Land and land improvements	$2,411	$2,163
Building and improvements	9,699	8,513
Furniture and equipment	6,515	6,405
Construction in progress and deposits on equipment	202	245
	18,827	17,326
Less accumulated depreciation	(8,538)	(8,163)
	$10,289	$9,163

Future Minimum Rental Commitments [Table Text Block]
Future minimum rental commitments for these leases with original or remaining terms of one year or more at December 31, 2012 were as follows:

(Dollars in thousands)
2013	$109
2014	66
2015	49
2016	49
2017	10
$283

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Amortization [Table Text Block]
As of December 31, 2012, the remaining amortization expense related to the core deposit intangible, absent any future impairment, is expected to be as follows:

(Dollars in thousands)
2013	$171
2014	171
2015	171
2016	171
2017	171
Thereafter	583
Total	$1,438

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Interest Bearing Deposits [Table Text Block]
The following is a summary of interest bearing deposits at December 31:

	2012	2011
	(Dollars in thousands)
Interest bearing checking accounts	$103,422	$88,332
Savings and money market accounts	170,083	150,726
Time deposits, $100,000 and over	74,315	74,557
Other time deposits	78,458	83,168
	$426,278	$396,783

Time Deposits by Maturity [Table Text Block]	The following is a summary of time deposits by maturity at December 31, 2012:

(Dollars in thousands)
2013	$105,910
2014	22,067
2015	16,271
2016	2,979
2017	5,546
$152,773

Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
The contractual payments due for FHLB of Boston option advance borrowings as of December 31, 2012 were as follows:

(Dollars in thousands)
2013	$716
2014	750
2015	477
2016	437
2017	3,007
Thereafter	6,371
$11,758

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of the provision for income taxes [Table Text Block]
The components of the Provision for income taxes for the years ended December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Current tax provision	$2,449	$524
Deferred tax provision (benefit)	(786)	595
	$1,663	$1,119

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The total provision for income taxes differs from the amounts computed at the statutory federal income tax rate of 34% primarily due to the following for the years ended December 31:

	2012	2011
	(Dollars in thousands)
Computed “expected” tax expense	$2,892	$2,155
Tax exempt interest	(510)	(424)
Increase in cash surrender value of life insurance	(135)	(36)
Tax credits	(597)	(557)
Other	13	(19)
	$1,663	$1,119

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Listed below are the significant components of the net deferred tax asset at December 31:

	2012	2011
	(Dollars in thousands)
Components of the deferred tax asset
Bad debts	$1,405	$1,239
Nonaccrual loan interest	353	307
Deferred compensation	384	417
Net pension liability	923	1,931
Core deposit intangible	31	11
Other	329	110
Total deferred tax asset	3,425	4,015

Components of the deferred tax liability
Depreciation	(482)	(521)
Mortgage servicing rights	(368)	(278)
Limited partnership investments	(134)	(211)
Unrealized gain on investment securities available-for-sale	(262)	(460)
Goodwill	(80)	(29)
Total deferred tax liability	(1,326)	(1,499)
Net deferred tax asset	$2,099	$2,516

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Information pertaining to the activity in the Plan is as follows:

Obligations and funded status at December 31:

	2012	2011
	(Dollars in thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$19,823	$15,230
Service cost	818	680
Interest cost	838	838
Actuarial (gain) loss	(3,009)	3,400
Benefits paid	(459)	(325)
Projected benefit obligation at end of year	18,011	19,823

Change in fair value of plan assets
Fair value of plan assets at beginning of year	14,144	12,779
Actuarial gain (loss) on plan assets	1,573	(310)
Employer contributions	—	2,000
Benefits paid	(459)	(325)
Fair value of plan assets at end of year	15,258	14,144
Net liability for pension benefits	$(2,753)	$(5,679)

	2012	2011
	(Dollars in thousands)
Accumulated benefit obligation at December 31	$18,011	$15,556

Schedule of Net Benefit Costs [Table Text Block]
Net periodic pension benefit cost for 2012 and 2011 consisted of the following components:

	2012	2011
	(Dollars in thousands)
Service cost	$818	$680
Interest cost on projected benefit obligation	838	838
Expected return on plan assets	(965)	(876)
Amortization of prior service cost	10	6
Amortization of net actuarial loss	494	185
Net periodic pension benefit cost	$1,195	$833

Plan Asset Allocations by Asset Category based on Fair Values [Table Text Block]
Union's Plan asset allocations at December 31, 2012 and 2011, by asset category based on their fair values were as follows:

Asset Category	2012	2011
Cash and cash equivalents	2.7%	5.2%
Interest bearing deposits in banks	6.0%	8.6%
Debt securities	19.8%	19.1%
Equity securities	18.1%	17.8%
Mutual and exchange traded funds	53.4%	49.3%
Total	100.0%	100.0%

Plan Asset Allocation, Mix of Investments [Table Text Block]
In order to achieve this goal the investment objective is to maintain a mix of growth and income investments allocated as follows, with no more than 20% of the equity portion of the portfolio invested in foreign equities:

Equity securities and international mutual funds	55-70%
Debt securities	30-45%
Cash and cash equivalents	0-5%

Schedule of Allocation of Plan Assets [Table Text Block]
The fair values of the Company's Plan investments at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

		Fair Value Measurements
		December 31, 2012
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$922	$—	$922	$—
U.S. Government	541	60	481	—
U.S. Government-sponsored enterprises	203	—	203	—
Corporate bonds	2,272	361	1,911	—
Marketable equity securities:
Information technology	554	554	—	—
Financial	301	301	—	—
Industrials	288	288	—	—
Healthcare	361	361	—	—
Consumer	695	695	—	—
Energy	397	397	—	—
Other	168	168	—	—
Mutual and exchange traded funds	8,112	8,112	—	—
Total	$14,814	$11,297	$3,517	$—

		Fair Value Measurements
		December 31, 2011
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,219	$547	$672	$—
U.S. Government	739	—	739	—
U.S. Government-sponsored enterprises	211	—	211	—
Agency mortgage-backed	100	—	100	—
Corporate bonds	1,645	104	1,541	—
Marketable equity securities:
Information technology	407	407	—	—
Financial	294	294	—	—
Industrials	279	279	—	—
Healthcare	432	432	—	—
Consumer	637	637	—	—
Energy	288	288	—	—
Other	182	182	—	—
Mutual and exchange traded funds	6,935	6,935	—	—
Total	$13,368	$10,105	$3,263	$—

Schedule of Expected Benefit Payments [Table Text Block]	The following table summarizes the estimated future benefit payments expected to be paid under the Plan:

(Dollars in thousands)
2013	$534
2014	601
2015	615
2016	625
2017	656
Years 2018 to 2022	3,892

Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated weighted average grant date fair values for options granted during 2012 and 2011 and the weighted average assumptions used are presented in the following table:

	2012	2011
Fair value per share	$2.06	$5.20
Expected volatility	26.05%	52.18%
Expected dividends	5.10%	5.10%
Risk free interest rate	0.33%	0.97%
Expected term (in years)	2.63	3.00
Vesting periods (in years)	1.00	1.00

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following summarizes the option activity under the 2008 Plan and prior plan for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Period End Aggregate Intrinsic Value
Outstanding at January 1, 2012	14,000	$18.84
Granted	6,000	19.60
Exercised	(700)	17.15
Forfeited/Expired	(7,500)	18.78
Outstanding at December 31, 2012	11,800	19.36	4.65	—
Exercisable at December 31, 2012	5,800	19.12	2.38	—

Financial Instruments With Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance-Sheet Risk [Abstract]
Contractual Amount of Financial Instruments with Credit Risk [Table Text Block]
The following table shows financial instruments outstanding whose contract amount represents credit risk at December 31:

	Contract or Notional Amount
	2012	2011
	(Dollars in thousands)
Commitments to originate loans	$7,320	$10,176
Unused lines of credit	60,228	59,650
Standby and commercial letters of credit	1,886	1,811
Credit card arrangement	1,008	933
MPF credit enhancement obligation, net (See Note 18)	307	86
Commitment to purchase investment securities	1,021	504
Total	$71,770	$73,160

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Assets measured at fair value on a recurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2012:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,519	$—	$4,519	$—
Agency mortgage-backed	1,379	—	1,379	—
State and political subdivisions	10,462	—	10,462	—
Corporate	3,300	2,529	771	—
Total debt securities	19,660	2,529	17,131	—
Marketable equity securities	797	797	—	—
Mutual funds	173	173	—	—
Total	$20,630	$3,499	$17,131	$—

December 31, 2011:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,537	$—	$17,537	$—
Agency mortgage-backed	3,386	—	3,386	—
State and political subdivisions	12,830	—	12,830	—
Corporate	8,293	6,229	2,064	—
Total debt securities	42,046	6,229	35,817	—
Marketable equity securities	773	773	—	—
Mutual funds	135	135	—	—
Total	$42,954	$7,137	$35,817	$—

Fair Value, by Balance Sheet Grouping [Table Text Block]
As of the balance sheet dates, the estimated fair values and related carrying amounts of the Company's significant financial instruments were as follows:

	December 31, 2012
	Fair Value Measurements
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets
Cash and cash equivalents	$46,510	$46,510	$46,510	$—	$—
Interest bearing deposits in banks	21,922	22,158	—	22,158	—
Investment securities	26,126	26,107	3,499	22,608	—
Loans held for sale	11,014	11,313	—	11,313	—
Loans, net
Residential real estate	153,696	146,216	—	146,216	—
Construction real estate	35,573	41,364	—	41,364	—
Commercial real estate	181,290	178,880	—	178,880	—
Commercial	21,297	20,676	—	20,676	—
Consumer	6,027	6,192	—	6,192	—
Tax exempt	41,744	49,188	—	49,188	—
Accrued interest receivable	1,539	1,539	15	1,524	—
Nonmarketable equity securities	1,976	N/A	N/A	N/A	N/A
Financial liabilities
Deposits
Noninterest bearing	83,715	83,715	83,715	—	—
Interest bearing	273,505	273,509	—	273,509	—
Time	152,773	153,565	—	153,565	—
Borrowed funds
Short-term	3,989	3,989	3,989	—	—
Long-term	11,758	14,272	—	14,272	—
Accrued interest payable	300	300	—	300	—

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets	(Dollars in thousands)
Cash and cash equivalents	$24,381	$24,381
Interest bearing deposits in banks	24,020	24,324
Investment securities	46,954	46,952
Loans and loans held for sale, net	425,158	415,823
Accrued interest receivable	1,810	1,810
Nonmarketable equity securities	1,976	1,976
Financial liabilities
Deposits	473,439	474,509
Borrowed funds	29,015	33,696
Accrued interest payable	356	356

Transactions with Related Parties tables (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Aggregate loan transactions with related parties for the years ended December 31 were as follows:

	2012	2011
	(Dollars in thousands)
Balance, January 1,	$3,792	$3,952
New loans and advances on lines	2,372	2,058
Repayments	(2,601)	(1,904)
Other, net	—	(314)
Balance, December 31,	$3,563	$3,792
Balance available on lines of credit or loan commitments	$1,083	$814

Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Union's and the Company's actual capital amounts and ratios are presented in the following tables:

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2012
Total capital to risk weighted assets
Union	$47,786	12.9%	$29,612	8.0%	$37,015	10.0%
Company	48,057	13.0%	29,688	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$43,133	11.7%	$14,810	4.0%	$22,214	6.0%
Company	43,392	11.7%	14,848	4.0%	N/A	N/A
Tier I capital to average assets
Union	$43,133	7.6%	$22,822	4.0%	$28,527	5.0%
Company	43,392	7.6%	22,928	4.0%	N/A	N/A

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2011
Total capital to risk weighted assets
Union	$44,910	12.2%	$29,570	8.0%	$36,963	10.0%
Company	45,091	12.2%	29,641	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$40,671	11.0%	$14,789	4.0%	$22,184	6.0%
Company	40,852	11.0%	14,828	4.0%	N/A	N/A
Tier I capital to average assets
Union	$40,671	7.5%	$21,634	4.0%	$27,042	5.0%
Company	40,852	7.5%	21,672	4.0%	N/A	N/A

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of Accumulated other comprehensive loss, net of tax, at December 31 are:

	2012	2011
	(Dollars in thousands)
Net unrealized gain on investment securities available-for-sale	$508	$892
Defined benefit pension plan:
Net unrealized actuarial loss	(2,518)	(5,231)
Net unrealized prior service cost	—	(7)
Total	$(2,010)	$(4,346)

Schedule of Comprehensive Income (Loss) [Table Text Block]
The following table discloses the tax effects allocated to each component of other comprehensive income for the years ended December 31:

	Year Ended
	December 31, 2012			December 31, 2011
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
	(Dollars in thousands)
Investment securities available-for-sale:
Net unrealized holding gains arising during the period on investment securities available-for-sale	$91	$(31)	$60	$1,271	$(432)	$839
Reclassification adjustment for net gains on investment securities available-for-sale realized in net income	(673)	229	(444)	(183)	62	(121)
Total	(582)	198	(384)	1,088	(370)	718
Defined benefit pension plan:
Net unrealized actuarial gain (loss)	3,616	(1,229)	2,387	(4,586)	1,559	(3,027)
Reclassification adjustment for amortization of net actuarial loss realized in net income	494	(168)	326	185	(63)	122
Reclassification adjustment for amortization of prior service cost realized in net income	10	(3)	7	6	(2)	4
Total	4,120	(1,400)	2,720	(4,395)	1,494	(2,901)
Total other comprehensive income (loss)	$3,538	$(1,202)	$2,336	$(3,307)	$1,124	$(2,183)

Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
ASSETS
Cash	$46	$69
Investment securities available-for-sale	125	121
Investment in subsidiary - Union	44,787	40,159
Other assets	884	788
Total assets	$45,842	$41,137

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES
Other liabilities	$796	$798
Total liabilities	796	798
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339

Total liabilities and stockholders' equity	$45,842	$41,137

Schedule of Condensed Income Statement [Table Text Block]
UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF INCOME
Years Ended December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
Revenues
Dividends - bank subsidiary - Union	$4,700	$4,650
Other dividends	1	1
Other income	103	22
Total revenues	4,804	4,673
Expenses
Interest	33	26
Stock based compensation expense	8	9
Administrative and other	326	307
Total expenses	367	342
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	4,437	4,331
Applicable income tax benefit	(117)	(111)
Income before equity in undistributed net income of subsidiary	4,554	4,442
Equity in undistributed net income - Union	2,290	777
Net income	$6,844	$5,219

Schedule of Condensed Cash Flow Statement [Table Text Block]
UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
Years Ended December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$6,844	$5,219
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Union	(2,290)	(777)
Stock based compensation expense	8	9
Increase in other assets	(95)	(55)
Decrease in other liabilities	(2)	(10)
Net cash provided by operating activities	4,465	4,386
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(7)	(14)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,457)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	—
Net cash used by financing activities	(4,481)	(4,431)
Net decrease in cash	(23)	(59)
CASH
Beginning of year	69	128
End of year	$46	$69
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	$33	$26

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
A summary of financial data for each of the four quarters of 2012 and 2011 is presented below:

	Quarters in 2012 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$6,196	$6,185	$6,355	$6,292
Interest expense	910	853	815	773
Net interest income	5,286	5,332	5,540	5,519
Provision for loan losses	180	180	150	150
Noninterest income	1,903	2,168	2,888	3,566
Noninterest expenses	5,541	5,563	5,745	6,186
Net income	1,227	1,438	1,981	2,198
Earnings per common share	$0.28	$0.32	$0.44	$0.50

	Quarters in 2011 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$5,498	$5,734	$6,118	$6,319
Interest expense	961	1,002	1,016	929
Net interest income	4,537	4,732	5,102	5,390
Provision for loan losses	150	150	150	325
Noninterest income	1,401	1,657	2,012	2,055
Noninterest expenses	4,580	5,019	5,145	5,029
Net income	1,028	1,031	1,427	1,733
Earnings per common share	$0.23	$0.23	$0.32	$0.39

Noninterest Other Income and Noninterest Other Expense (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Noninterest Other Income and Noninterest Other Expenses [Table Text Block]
The components of noninterest other income and noninterest other expenses which are in excess of one percent of total revenues for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(Dollars in thousands)
Income
Income from life insurance	$397	$107
Other income	349	345
Total other income	$746	$452

Expenses
ATM and debit card expense	$730	$613
Supplies and printing	395	394
Communications	323	363
Advertising and public relations	341	466
Vermont franchise tax	459	429
FDIC insurance assessment	351	376
Professional fees	424	417
Expenses of other real estate owned, net	489	302
Equity in losses of limited partnerships	660	515
Branch acquisition expenses	—	407
Prepayment penalties on borrowings	890	177
Other expenses	2,466	2,077
Total other expenses	$7,528	$6,536

Significant Accounting Policies Narrative Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Federal Home Loan Bank stock	$ 1.9	$ 1.9
Weighted average number of common shares outstanding	4,457,029	4,456,842
Incentive stock options, shares outstanding	11,800	14,000

Restrictions on Cash and Due From Banks Cash Balances Exceeding Federally Insured Limits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noninterest Bearing Accounts [Member]
Cash and Cash Equivalents [Line Items]
Uninsured Cash Accounts	$ 639	$ 1,143
Federal Reserve Bank of Boston [Member]
Cash and Cash Equivalents [Line Items]
Uninsured Cash Accounts	41,363	19,368
FHLB of Boston [Member]
Cash and Cash Equivalents [Line Items]
Uninsured Cash Accounts	$ 282	$ 351

Restrictions on Cash and Due From Banks Narrative Data (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Federal reserve contracted clearing balance	$ 0	$ 1,000,000
Federal reserve balance requirement	$ 604,000	$ 546,000

Interest Bearing Deposits In Banks Narrative Data (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Rate
Cash and Cash Equivalents [Line Items]
Interest bearing deposits in banks scheduled to mature in 2013	0.40%
Interest bearing deposits in banks, interest rate, ranging to	5.05%
Interest bearing deposits in banks, maturity within 12 months	$ 9

Investment Securities Available-for-sale and held-to-maturity securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale
Amortized Cost	$ 19,859	$ 41,603
Gross Unrealized Gains	816	1,396
Gross Unrealized Losses	(45)	(45)
Fair Value	20,630	42,954
Total debt securities available-for-sale, Fair Value	19,660
Held-to-maturity
Amortized Cost	5,496	4,000
Fair Value	5,500	4,000
US Government-sponsored enterprises [Member]
Available-for-sale
Amortized Cost	4,500	17,456
Gross Unrealized Gains	22	99
Gross Unrealized Losses	(3)	(18)
Total debt securities available-for-sale, Fair Value	4,519	17,537
Held-to-maturity
Amortized Cost	5,496	4,000
Gross Unrealized Gains	3	1
Gross Unrealized Losses	(22)	(3)
Fair Value	5,477	3,998
Agency mortgage-backed [Member]
Available-for-sale
Amortized Cost	1,343	3,326
Gross Unrealized Gains	36	61
Gross Unrealized Losses	0	(1)
Total debt securities available-for-sale, Fair Value	1,379	3,386
State and political subdivisions [Member]
Available-for-sale
Amortized Cost	9,803	11,813
Gross Unrealized Gains	664	1,018
Gross Unrealized Losses	(5)	(1)
Total debt securities available-for-sale, Fair Value	10,462	12,830
Corporate [Member]
Available-for-sale
Amortized Cost	3,294	8,127
Gross Unrealized Gains	28	179
Gross Unrealized Losses	(22)	(13)
Total debt securities available-for-sale, Fair Value	3,300	8,293
Total debt securities [Member]
Available-for-sale
Amortized Cost	18,940	40,722
Gross Unrealized Gains	750	1,357
Gross Unrealized Losses	(30)	(33)
Total debt securities available-for-sale, Fair Value	19,660	42,046
Marketable equity securities [Member]
Available-for-sale
Marketable equity securities, Amortized Cost	746	746
Gross Unrealized Gains	66	39
Gross Unrealized Losses	(15)	(12)
Marketable equity securities, Fair Value	797	773
Mutual funds [Member]
Available-for-sale
Mutual funds, Amortized Cost	173	135
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Mutual funds, Fair Value	$ 173	$ 135

Investment Securities Schedule of Unrealized Loss on Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Securities
Less than 12 Months, Fair Value	$ 7,174	$ 11,004
Less than 12 Months, Gross Unrealized Losses	(59)	(42)
12 Months and Over, Fair Value	42	371
12 Months and Over, Gross Unrealized Losses	(8)	(6)
Total, Fair Value	7,216	11,375
Total, Gross Unrealized Losses	(67)	(48)
US Government-sponsored enterprises [Member]
Investment Securities
Less than 12 Months, Fair Value	4,472	7,389
Less than 12 Months, Gross Unrealized Losses	(25)	(21)
12 Months and Over, Fair Value	0	0
12 Months and Over, Gross Unrealized Losses	0	0
Total, Fair Value	4,472	7,389
Total, Gross Unrealized Losses	(25)	(21)
Agency mortgage-backed [Member]
Investment Securities
Less than 12 Months, Fair Value		0
Less than 12 Months, Gross Unrealized Losses		0
12 Months and Over, Fair Value		361
12 Months and Over, Gross Unrealized Losses		(1)
Total, Fair Value		361
Total, Gross Unrealized Losses		(1)
State and political subdivisions [Member]
Investment Securities
Less than 12 Months, Fair Value	345	347
Less than 12 Months, Gross Unrealized Losses	(5)	(1)
12 Months and Over, Fair Value	0	0
12 Months and Over, Gross Unrealized Losses	0	0
Total, Fair Value	345	347
Total, Gross Unrealized Losses	(5)	(1)
Corporate [Member]
Investment Securities
Less than 12 Months, Fair Value	2,266	3,075
Less than 12 Months, Gross Unrealized Losses	(22)	(13)
12 Months and Over, Fair Value	0	0
12 Months and Over, Gross Unrealized Losses	0	0
Total, Fair Value	2,266	3,075
Total, Gross Unrealized Losses	(22)	(13)
Total debt securities [Member]
Investment Securities
Less than 12 Months, Fair Value	7,083	10,811
Less than 12 Months, Gross Unrealized Losses	(52)	(35)
12 Months and Over, Fair Value	0	361
12 Months and Over, Gross Unrealized Losses	0	(1)
Total, Fair Value	7,083	11,172
Total, Gross Unrealized Losses	(52)	(36)
Marketable equity securities [Member]
Investment Securities
Less than 12 Months, Fair Value	91	193
Less than 12 Months, Gross Unrealized Losses	(7)	(7)
12 Months and Over, Fair Value	42	10
12 Months and Over, Gross Unrealized Losses	(8)	(5)
Total, Fair Value	133	203
Total, Gross Unrealized Losses	$ (15)	$ (12)

Investment Securities Debt Securities by Contactual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available-for-sale
Due in one year or less, Amortized Cost	$ 690
Due from one to five years, Amortized Cost	3,365
Due from five to ten years, Amortized Cost	4,966
Due after ten years, Amortized Cost	8,576
Debt securities with single maturity date, Amortized Cost	17,597
Agency mortgage-backed securities, Amortized Cost	1,343
Total debt securities available-for-sale, Amortized Cost	18,940
Due in one year or less, Fair Value	696
Due from one to five years, Fair Value	3,418
Due from five to ten years, Fair Value	5,154
Due after ten years, Fair Value	9,013
Debt securities with single maturity date, Fair Value	18,281
Agency mortgage-backed securities, Fair Value	1,379
Total debt securities available-for-sale, Fair Value	19,660
Held-to-maturity
Due from five to ten years, Amortized Cost	1,500
Due after ten years, Amortized Cost	3,996
Total debt securities held-to-maturity, Amortized Cost	5,496
Due from five to ten years, Fair Value	1,501
Due after ten years, Fair Value	3,976
Total debt securities held-to-maturity, Fair Value	$ 5,477

Investment Securities Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Securities
Investment securities pledged as collateral	$ 6,700,000	$ 11,200,000
Aggregate unrealized losses on available-for-sale and held-to-maturity securities	(67,000)	(48,000)
Other than temporary declines in available-for-sale securities	0
Proceeds from the sale of available-for-sale securities	13,600,000	2,300,000
Gross realized gains from sale of available-for-sale securities	674,000	183,000
Gross realized losses from sale of available-for-sale securities	1,000	0
US Government-sponsored enterprises [Member]
Investment Securities
Number of Available-for-sale and Held-to-maturity Securities in Unrealized Loss Positions	5
Aggregate unrealized losses on available-for-sale and held-to-maturity securities	$ (25,000)	$ (21,000)
US States and Political Subdivisions Debt Securities, Tax-Exempt [Member]
Investment Securities
Number of Available-for-sale Securities in Unrealized Loss Positions	1
Corporate [Member]
Investment Securities
Number of Available-for-sale Securities in Unrealized Loss Positions	5
Marketable equity securities [Member]
Investment Securities
Number of Available-for-sale Securities in Unrealized Loss Positions	4
Number of Available-for-sale Securities in Unrealized Loss Positions for longer than 12 months	2

Loans Held for Sale and Loan Servicing Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Servicing Assets at Fair Value [Line Items]
Unpaid principal balance of loans serviced for others	$ 260,500,000	$ 208,100,000
Loans sold during the year	126,300,000	80,400,000
Net gains on sales of loans held for sale	3,614,000	1,566,000
Loan servicing rights, unamortized balance	1,100,000	818,000
Loan servicing rights, valuation allowance	0	0
Loan servicing rights, capitalized	740,000	481,000
Loan servicing rights, Amortization	475,000	312,000
Commercial [Member]
Servicing Assets at Fair Value [Line Items]
Loans sold during the year	576,000	293,000
Net gains on sales of loans held for sale	64,000	21,000
Residential Real Estate [Member]
Servicing Assets at Fair Value [Line Items]
Loans sold during the year	125,700,000	80,100,000
Net gains on sales of loans held for sale	3,600,000	1,500,000
Credit Enhancement Obligation [Member]
Servicing Assets at Fair Value [Line Items]
Contractual risk sharing commitments, maximum liability	$ 339,000	$ 92,000

Loans Composition of Net Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 444,145	$ 424,319
Allowance for loan losses	4,657	4,226	3,755
Net deferred loan costs	139	177
Net loans	439,627	420,270
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	154,938	147,426
Allowance for loan losses	1,291	1,250	1,033
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,018	28,077
Allowance for loan losses	456	367	240
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	183,900	189,770
Allowance for loan losses	2,532	2,278	2,117
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	21,463	23,018
Allowance for loan losses	159	232	250
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,065	6,134
Municipal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 41,761	$ 29,894

Loans Accretable Yield Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 491	$ 0	$ 545
Acquisitions	0	545
Loan premium amortization	(90)	(54)
Changes in expected cash flows due to paydowns	53	0
Balance at end of year	$ 454	$ 491	$ 545

Loans Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	$ 432,476	$ 407,759
Loans, 30 to 59 Days	6,382	8,546
Loans, 60 to 89 Days	2,141	1,809
Loans, 90 Days and Over and Accruing	307	1,897
Loans, Nonaccrual	2,839	4,308
Loans	444,145	424,319
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	148,479	140,330
Loans, 30 to 59 Days	2,573	2,685
Loans, 60 to 89 Days	1,274	1,134
Loans, 90 Days and Over and Accruing	296	606
Loans, Nonaccrual	2,316	2,671
Loans	154,938	147,426
Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	35,944	26,849
Loans, 30 to 59 Days	24	758
Loans, 60 to 89 Days	6	203
Loans, 90 Days and Over and Accruing	0	175
Loans, Nonaccrual	44	92
Loans	36,018	28,077
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	179,739	182,122
Loans, 30 to 59 Days	2,943	4,694
Loans, 60 to 89 Days	812	471
Loans, 90 Days and Over and Accruing	0	1,104
Loans, Nonaccrual	406	1,379
Loans	183,900	189,770
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	20,541	22,519
Loans, 30 to 59 Days	811	376
Loans, 60 to 89 Days	39	0
Loans, 90 Days and Over and Accruing	0	12
Loans, Nonaccrual	72	111
Loans	21,463	23,018
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	6,012	6,045
Loans, 30 to 59 Days	31	33
Loans, 60 to 89 Days	10	1
Loans, 90 Days and Over and Accruing	11	0
Loans, Nonaccrual	1	55
Loans	6,065	6,134
Municipal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	41,761	29,894
Loans, 30 to 59 Days	0	0
Loans, 60 to 89 Days	0	0
Loans, 90 Days and Over and Accruing	0	0
Loans, Nonaccrual	0	0
Loans	$ 41,761	$ 29,894

Loans Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated fair value of loans purchased at acquisition			$ 32,900,000
Accretable loan premium component	454,000	491,000	545,000	0
Nonaccretable credit risk component	296,000		318,000
Certain Loans Acquired in Transfer, Change in Nonaccretable Difference	(22,000)
Acquired loans	22,940,000	27,934,000
Loans Pledged as Collateral	11,400,000	9,900,000
Interest on Nonaccrual Loans not recognized	$ 1,000,000	$ 903,000

Allowance for loan losses and credit quality Allowance for Loan Losses, by Class of Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	$ 4,226	$ 3,755
Provision (credit) for loan loss	660	775
Recoveries of amounts charged off	43	44
Net	4,929	4,574
Amounts charged off	(272)	(348)
Balance, end of year	4,657	4,226
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	1,250	1,033
Provision (credit) for loan loss	152	242
Recoveries of amounts charged off	8	3
Net	1,410	1,278
Amounts charged off	(119)	(28)
Balance, end of year	1,291	1,250
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	367	240
Provision (credit) for loan loss	110	144
Recoveries of amounts charged off	12	0
Net	489	384
Amounts charged off	(33)	(17)
Balance, end of year	456	367
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	2,278	2,117
Provision (credit) for loan loss	349	430
Recoveries of amounts charged off	0	0
Net	2,627	2,547
Amounts charged off	(95)	(269)
Balance, end of year	2,532	2,278
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	232	250
Provision (credit) for loan loss	(79)	(31)
Recoveries of amounts charged off	6	14
Net	159	233
Amounts charged off	0	(1)
Balance, end of year	159	232
Consumer, Other and Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	99	115
Provision (credit) for loan loss	128	(10)
Recoveries of amounts charged off	17	27
Net	244	132
Amounts charged off	(25)	(33)
Balance, end of year	$ 219	$ 99

Allowance for loan losses and credit quality Allocation of the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 120	$ 685
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	4,537	3,541
Loans and Leases Receivable, Allowance	4,657	4,226	3,755
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	49	328
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,242	922
Loans and Leases Receivable, Allowance	1,291	1,250	1,033
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	18	12
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	438	355
Loans and Leases Receivable, Allowance	456	367	240
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	53	293
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,479	1,985
Loans and Leases Receivable, Allowance	2,532	2,278	2,117
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	41
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	159	191
Loans and Leases Receivable, Allowance	159	232	250
Consumer, Other and Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	11
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	219	88
Loans and Leases Receivable, Allowance	$ 219	$ 99	$ 115

Allowance for loan losses and credit quality Allocation of Investment in Loans, by Impairment Methodology (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	$ 4,402	$ 9,789
Financing Receivable, Collectively Evaluated for Impairment	416,803	386,596
Loans Receivable Not Acquired in Transfer, Gross	421,205	396,385
Acquired loans	22,940	27,934
Loans	444,145	424,319
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	703	2,810
Financing Receivable, Collectively Evaluated for Impairment	144,921	132,115
Loans Receivable Not Acquired in Transfer, Gross	145,624	134,925
Acquired loans	9,314	12,501
Loans	154,938	147,426
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	145	92
Financing Receivable, Collectively Evaluated for Impairment	35,866	27,976
Loans Receivable Not Acquired in Transfer, Gross	36,011	28,068
Acquired loans	7	9
Loans	36,018	28,077
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	3,427	6,499
Financing Receivable, Collectively Evaluated for Impairment	168,066	169,576
Loans Receivable Not Acquired in Transfer, Gross	171,493	176,075
Acquired loans	12,407	13,695
Loans	183,900	189,770
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	127	355
Financing Receivable, Collectively Evaluated for Impairment	20,851	21,861
Loans Receivable Not Acquired in Transfer, Gross	20,978	22,216
Acquired loans	485	802
Loans	21,463	23,018
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	0	33
Financing Receivable, Collectively Evaluated for Impairment	5,846	5,724
Loans Receivable Not Acquired in Transfer, Gross	5,846	5,757
Acquired loans	219	377
Loans	6,065	6,134
Municipal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	0	0
Financing Receivable, Collectively Evaluated for Impairment	41,253	29,344
Loans Receivable Not Acquired in Transfer, Gross	41,253	29,344
Acquired loans	508	550
Loans	$ 41,761	$ 29,894

Allowance for loan losses and credit quality Loan Ratings by Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	$ 416,803	$ 386,596
Financing Receivable, Individually Evaluated for Impairment	4,402	9,789
Loans Receivable Not Acquired in Transfer, Gross	421,205	396,385
Acquired loans	22,940	27,934
Loans	444,145	424,319
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	144,921	132,115
Financing Receivable, Individually Evaluated for Impairment	703	2,810
Loans Receivable Not Acquired in Transfer, Gross	145,624	134,925
Acquired loans	9,314	12,501
Loans	154,938	147,426
Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	35,866	27,976
Financing Receivable, Individually Evaluated for Impairment	145	92
Loans Receivable Not Acquired in Transfer, Gross	36,011	28,068
Acquired loans	7	9
Loans	36,018	28,077
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	168,066	169,576
Financing Receivable, Individually Evaluated for Impairment	3,427	6,499
Loans Receivable Not Acquired in Transfer, Gross	171,493	176,075
Acquired loans	12,407	13,695
Loans	183,900	189,770
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	20,851	21,861
Financing Receivable, Individually Evaluated for Impairment	127	355
Loans Receivable Not Acquired in Transfer, Gross	20,978	22,216
Acquired loans	485	802
Loans	21,463	23,018
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	5,846	5,724
Financing Receivable, Individually Evaluated for Impairment	0	33
Loans Receivable Not Acquired in Transfer, Gross	5,846	5,757
Acquired loans	219	377
Loans	6,065	6,134
Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	41,253	29,344
Financing Receivable, Individually Evaluated for Impairment	0	0
Loans Receivable Not Acquired in Transfer, Gross	41,253	29,344
Acquired loans	508	550
Loans	41,761	29,894
Internally Assigned Pass Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	347,701	344,095
Internally Assigned Pass Grade [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	134,737	127,338
Internally Assigned Pass Grade [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	30,115	26,928
Internally Assigned Pass Grade [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	117,616	135,764
Internally Assigned Pass Grade [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	18,258	19,069
Internally Assigned Pass Grade [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	5,722	5,652
Internally Assigned Pass Grade [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	41,253	29,344
Internally Assigned Satisfactory and Monitor Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	62,252	42,501
Internally Assigned Satisfactory and Monitor Grade [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	7,749	4,777
Internally Assigned Satisfactory and Monitor Grade [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	5,751	1,048
Internally Assigned Satisfactory and Monitor Grade [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	46,174	33,812
Internally Assigned Satisfactory and Monitor Grade [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	2,476	2,792
Internally Assigned Satisfactory and Monitor Grade [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	102	72
Internally Assigned Satisfactory and Monitor Grade [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	0	0
Internally Assigned Substandard Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	11,252	9,789
Internally Assigned Substandard Grade [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	3,138	2,810
Internally Assigned Substandard Grade [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	145	92
Internally Assigned Substandard Grade [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	7,703	6,499
Internally Assigned Substandard Grade [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	244	355
Internally Assigned Substandard Grade [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	22	33
Internally Assigned Substandard Grade [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	$ 0	$ 0

Allowance for loan losses and credit quality Impaired Loans by Class (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	$ 2,879	[1]	$ 2,148
With an allowance recorded, Principal Balance	2,921	[1]	2,173
Related Allowance	120		76
With no allowance recorded, Recorded Investment	1,523	[1]	495	[2]
With no allowance recorded, Principal Balance	1,751	[1]	626	[2]
Total, Recorded Investment	4,402	[1]	2,643	[2]
Total, Principal Balance	4,672	[1]	2,799	[2]
Total, Average Recorded Investment	3,140		2,722
Total, Interest Income Recognized	127		86
Government Guarantees on Impaired Loans	(770)		(88)
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	354		241
With an allowance recorded, Principal Balance	360		243
Related Allowance	49		55
With no allowance recorded, Recorded Investment	349		177
With no allowance recorded, Principal Balance	491		252
Total, Recorded Investment	703		418
Total, Principal Balance	851		495
Total, Average Recorded Investment	529		375
Total, Interest Income Recognized	9		5
Construction Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	145
With an allowance recorded, Principal Balance	150
Related Allowance	18
Total, Recorded Investment	145
Total, Principal Balance	150
Total, Average Recorded Investment	46
Total, Interest Income Recognized	1
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	2,380	[1]	1,907
With an allowance recorded, Principal Balance	2,411	[1]	1,930
Related Allowance	53		21
With no allowance recorded, Recorded Investment	1,047	[1]	318	[2]
With no allowance recorded, Principal Balance	1,133	[1]	374	[2]
Total, Recorded Investment	3,427	[1]	2,225	[2]
Total, Principal Balance	3,544	[1]	2,304	[2]
Total, Average Recorded Investment	2,514		2,347
Total, Interest Income Recognized	115		81
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0
With no allowance recorded, Recorded Investment	127
With no allowance recorded, Principal Balance	127
Total, Recorded Investment	127
Total, Principal Balance	127
Total, Average Recorded Investment	51
Total, Interest Income Recognized	$ 2

[1]	Does not reflect government guaranties on impaired loans as of December 31, 2012 totaling $770 thousand.
[2]	Does not reflect government guaranties on impaired loans as of December 31, 2011 totaling $88 thousand.

Allowance for loan losses and credit quality New Troubled Debt Restructure Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, New Modifications, Number of Contracts	2	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 91	$ 238
Financing Receivable, Modifications, Post-Modification Recorded Investment	91	246
Construction Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, New Modifications, Number of Contracts	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	145
Financing Receivable, Modifications, Post-Modification Recorded Investment	145
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, New Modifications, Number of Contracts	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	513
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 513

Allowance for loan losses and credit quality Narrative Data (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Recorded Investment	$ 2.9	$ 2.2
Troubled Debt Resturctured Loans, Number to Subsequently Default	0	0
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Number of Modifications	3	1
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Number of Modifications	2
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Number of Modifications	5	3

Premises and Equipment Class of Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total cost	$ 18,827	$ 17,326
Less accumulated depreciation	(8,538)	(8,163)
Premises and equipment, net	10,289	9,163
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	2,411	2,163
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	9,699	8,513
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	6,515	6,405
Construction in progress and deposits on equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 202	$ 245

Premises and Equipment Future Minimum Rental Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 109
2014	66
2015	49
2016	49
2017	10
Total	$ 283

Premises and Equipment Narrative Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 887	$ 692
Rent expense	154	190
Rental income	$ 166	$ 97

Goodwill and Other Intangible Assets Core Deposit Intangible Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2013	$ 171
2014	171
2015	171
2016	171
2017	171
Thereafter	583
Total	$ 1,438	$ 1,608

Goodwill and Other Intangible Assets Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Goodwill And Intangible Assets [Line Items]
Goodwill at Acquisition			$ 2,200,000
Core Deposit Intangible at Acquisition			1,700,000
Amortization of core deposit intangible	$ 170,000	$ 100,000

Other Real Estate Owned Narrative Data (Details) (USD $)	Dec. 31, 2012 properties	Dec. 31, 2011 properties
Real Estate Properties [Line Items]
Number of other real estate owned properties	12	11
Other real estate owned	$ 1,100,000	$ 1,500,000
Allowance for losses on other real estate owned	$ 228,000	$ 91,000

Investment in Real Estate Limited Partnerships Narrative Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Investment in real estate limited partnerships	$ 3,809	$ 4,473
Capital contributions payable for limited partnership investments	0	893
Equity in losses of limited partnerships	660	515
Tax credits for investments in real estate limited partnership	$ 597	$ 455

Deposits Interest Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Bearing Deposits [Line Items]
Interest bearing checking accounts	$ 103,422	$ 88,332
Savings and money market accounts	170,083	150,726
Time deposits, $100,000 and over	74,315	74,557
Other time deposits	78,458	83,168
Total interest-bearing deposits	$ 426,278	$ 396,783

Deposits Time Deposits by Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, by Maturity [Line Items]
2013	$ 105,910
2014	22,067
2015	16,271
2016	2,979
2017	5,546
Time deposits	$ 152,773	$ 157,725

Borrowed Funds Contractual Payments Due for FHLB Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2013	$ 716
2014	750
2015	477
2016	437
2017	3,007
Thereafter	6,371
Total	$ 11,758	$ 22,300

Borrowed Funds Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Option advance borrowings from the FHLB of Boston	$ 11,758,000	$ 22,300,000
Secured customer repurchase agreement sweeps	4,000,000	6,700,000
FHLB borrowings interest rate, low range	0.99%	2.25%
FHLB borrowings interest rate, high range	5.52%	5.61%
FHLB borrowings weighted average interest rate	3.98%	4.06%
FHLB borrowing capacity, maximum available	27,400,000
FHLB borrowing capacity, unused and available	15,600,000
Correspondent banks line of credit, maximum available	12,000,000
Correspondent banks line of credit, amount outstanding	0
Securities pledged for customer repurchase agreement sweeps, book value	4,400,000	7,500,000
Securities pledged for customer repurchase agreement sweeps, fair value	4,500,000	7,500,000
Repurchase agreement sweeps, average daily balance	3,300,000	2,700,000
Repurchase agreement sweeps, weighted average interest rate for the year	0.51%	0.59%
Repurchase agreement sweeps, maximum borrowings outstanding during the year	$ 6,600,000	$ 7,400,000
Repurchase agreement sweeps, weighted average interest rate at year end	0.38%	0.58%

Income Taxes Components of the provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of the provision for income taxes [Line Items]
Current tax provision	$ 2,449	$ 524
Deferred tax provision (benefit)	(786)	595
Provision for income taxes	$ 1,663	$ 1,119

Income Taxes Schedule of effective income tax rate reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	34.00%	34.00%
Computed expected tax expense	$ 2,892	$ 2,155
Tax Exempt Interest	(510)	(424)
Increase in cash surrender value of life insurance	(135)	(36)
Tax credits	(597)	(557)
Other	13	(19)
Provision for income taxes	$ 1,663	$ 1,119

Income Taxes Components of the net deferred tax asset (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of the net deferred tax asset [Line Items]
Bad debts	$ 1,405	$ 1,239
Nonaccrual loan interest	353	307
Deferred compensation	384	417
Net pension liability	923	1,931
Core deposit intangible	31	11
Other	329	110
Total deferred tax asset	3,425	4,015
Depreciation	(482)	(521)
Mortgage servicing rights	(368)	(278)
Limited partnership investments	(134)	(211)
Unrealized gain on investment securities available-for-sale	(262)	(460)
Goodwill	(80)	(29)
Total deferred tax liability	(1,326)	(1,499)
Net deferred tax asset	$ 2,099	$ 2,516

Employee Benefit Plans Defined benefit pension plan obligations and funded status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 19,823	$ 15,230
Service cost	818	680
Interest cost	838	838
Actuarial (gain) loss	(3,009)	3,400
Benefits paid	(459)	(325)
Projected benefit obligation at end of year	18,011	19,823
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	14,144	12,779
Actuarial gain (loss) on plan assets	1,573	(310)
Employer contributions	0	2,000
Benefits paid	(459)	(325)
Fair value of plan assets at end of year	15,258	14,144
Net liability for pension benefits	(2,753)	(5,679)
Accumulated benefit obligation at December 31	$ 18,011	$ 15,556

Employee Benefit Plans Net Periodic Pension Benefit Cost (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 818	$ 680
Interest cost	838	838
Expected return on plan assets	(965)	(876)
Amortization of prior service cost	10	6
Amortization of net actuarial loss	494	185
Net periodic pension benefit cost	$ 1,195	$ 833

Employee Benefit Plans Plan Asset Alocation by Asset Category (Details)	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	100.00%	100.00%
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	2.70%	5.20%
Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	6.00%	8.60%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	19.80%	19.10%
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	18.10%	17.80%
Mutual and exchange traded funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	53.40%	49.30%

Employee Benefit Plans Plan Asset Allocation, Mix of Investments (Details)	12 Months Ended
Dec. 31, 2012 Rate
Equity securities, foreign equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, High Target Mix	20.00%
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, Low Target Mix	55.00%
Defined Benefit Plan Asset Allocations, High Target Mix	70.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, Low Target Mix	30.00%
Defined Benefit Plan Asset Allocations, High Target Mix	45.00%
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, Low Target Mix	0.00%
Defined Benefit Plan Asset Allocations, High Target Mix	5.00%

Employee Benefit Plans Fair Values of Plan Investments by Hierarchy Level (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 15,258	$ 14,144	$ 12,779
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,297	10,105
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	547
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Government-sponsored enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	104
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Information technology industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	554	407
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Financial industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	301	294
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Industrials industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	288	279
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Healthcare industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	432
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Consumer industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	695	637
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Energy industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	397	288
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Other industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168	182
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,112	6,935
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,517	3,263
Significant Other Observable Inputs (Level 2) [Member] | Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	922	672
Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	481	739
Significant Other Observable Inputs (Level 2) [Member] | Agency mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		100
Significant Other Observable Inputs (Level 2) [Member] | US Government-sponsored enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	203	211
Significant Other Observable Inputs (Level 2) [Member] | Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,911	1,541
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Information technology industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Financial industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Industrials industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Healthcare industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Consumer industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Energy industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Other industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,814	13,368
Fair Value [Member] | Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	922	1,219
Fair Value [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	541	739
Fair Value [Member] | Agency mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		100
Fair Value [Member] | US Government-sponsored enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	203	211
Fair Value [Member] | Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,272	1,645
Fair Value [Member] | Equity securities [Member] | Information technology industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	554	407
Fair Value [Member] | Equity securities [Member] | Financial industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	301	294
Fair Value [Member] | Equity securities [Member] | Industrials industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	288	279
Fair Value [Member] | Equity securities [Member] | Healthcare industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	432
Fair Value [Member] | Equity securities [Member] | Consumer industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	695	637
Fair Value [Member] | Equity securities [Member] | Energy industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	397	288
Fair Value [Member] | Equity securities [Member] | Other industry [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168	182
Fair Value [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8,112	$ 6,935

Employee Benefit Plans Future Benefit Payments Expected to be Paid (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 534
2014	601
2015	615
2016	625
2017	656
Years 2018 to 2022	$ 3,892

Employee Benefit Plans Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Minimum Required Contribution	$ 1,000,000	$ 576,000
Defined Benefit Plan, Pre-Funding Contribution Balance Utilized to Offset Minimum Required Amount	424,000
Defined Benefit Plan, Contributions by Employer in Excess of Required Minimum		1,400,000
Weighted average assumptions, pension benefit obligation, discount rate	3.95%	4.41%
Weighted average assumptions, pension benefit obligation, rate of compensation increase	0.00%	4.25%
Weighted average assumptions, net periodic benefit cost, discount rate	3.85%	5.56%
Weighted average assumptions, net periodic benefit cost, rate of compensation increase		4.50%
Weighted average assumptions, net periodic benefit cost, expected long-term ate of return on plan assets	6.75%	6.75%
Estimated employer contributions to the Plan for 2013	0
Deferred Compensation Arrangements [Abstract]
Deferred compensation expense	10,000	8,000
Deferred compensation accrued benefit liability	972,000	1,100,000
Cash surrender value of life insurance policies purchased to fund the deferred compensation plan	1,200,000	1,600,000
Death benefit receivable	806,000
General unsecured obligation of unfunded deferred compensation plan	158,000	128,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employer contributions to defined contribution plan	433,000	168,000
Employer profit-sharing contribution	$ 242,000

Stock Option Plan Assumptions Used (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share	$ 2.06	$ 5.2
Expected volatility	26.05%	52.18%
Expected dividends	5.10%	5.10%
Risk free interest rate	0.33%	0.97%
Expected term (in years)	2 years 7 months 17 days	3 years
Vesting periods (in years)	1 year	1 year

Stock Option Plan Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares [Roll Forward]
Outstanding at January 1, 2012	14,000
Granted	6,000	3,000
Exercised	(700)	(1,500)
Forfeitured/Expired	(7,500)
Outstanding at December 31, 2012	11,800	14,000
Exercisable at December 31, 2012	5,800
Weighted Average Exercise Price [Roll Forward]
Outstanding at January 1, 2012	$ 18.84
Granted	$ 19.6
Exercised	$ 17.15	$ 17.15
Forfeited/Expired	$ 18.78
Outstanding at December 31, 2012	$ 19.36	$ 18.84
Exercisable at December 31, 2012	$ 19.12
Weighted Average Remaining Contractual Term [Abstract]
Outstanding at December 31, 2012	4 years 7 months 24 days
Exercisable at December 31, 2012	2 years 4 months 17 days
Period End Aggregate Intrinsic Value [Abstract]
Outstanding at December 31, 2012	$ 0
Exercisable at December 31, 2012	$ 0

Stock Option Plan Narrative Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for option grants	50,000
Shares available for future option grants	31,000
Intrinsic value at grant date of stock options	$ 0
Stock options granted	6,000	3,000
Stock based compensation expense	$ 8	$ 9
Proceeds from the exercise of stock options	12	26
Stock options exercised	700	1,500
Exercise price per share	$ 17.15	$ 17.15
Intrinsic value of options exercised	1	3
Unrecognized compensation cost related to unvested stock option grans to be recognized in 2013	$ 10

Financial Instruments With Off-Balance-Sheet Risk Contractual Amount of Financial Instruments with Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Contractual amount of financial instruments	$ 71,770	$ 73,160
Commitments to originate loans [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	7,320	10,176
Unused lines of credit [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	60,228	59,650
Standby and commercial letters of credit [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	1,886	1,811
Credit card arrangement [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	1,008	933
MPF credit enhancement obligation, net (See Note 18)
Concentration Risk [Line Items]
Contractual amount of financial instruments	307	86
Commitment to purchase investment securities [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	$ 1,021	$ 504

Financial Instruments With Off-Balance-Sheet Risk Narrative Data (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supply Commitment [Line Items]
Commitment to sell residential mortgage loans	$ 1.9	$ 4.4

Commitments and Contingencies Narrative Data (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Unpaid principal balance of loans serviced for others	$ 260,500,000	$ 208,100,000
Credit Enhancement Obligation [Member]
Loss Contingencies [Line Items]
Contractual risk sharing commitments, maximum liability	339,000	92,000
Reserve for contingent contractual liability, amount accrued	32,000	6,000
Federal Home Loan Bank MPF Program [Member]
Loss Contingencies [Line Items]
Total loans sold through the MPF program since inceptions into the program	28,500,000
Unpaid principal balance of loans serviced for others	$ 19,100,000

Fair Value Measurements Fair Value, Assets Measured on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	$ 20,630	$ 42,954
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	3,499	7,137
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	17,131	35,817
US Government-sponsored enterprises [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	4,519	17,537
US Government-sponsored enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
US Government-sponsored enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	4,519	17,537
Agency mortgage-backed [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,379	3,386
Agency mortgage-backed [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Agency mortgage-backed [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,379	3,386
State and political subdivisions [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	10,462	12,830
State and political subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
State and political subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	10,462	12,830
Corporate [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	3,300	8,293
Corporate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	2,529	6,229
Corporate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	771	2,064
Total debt securities [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	19,660	42,046
Total debt securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	2,529	6,229
Total debt securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	17,131	35,817
Marketable equity securities [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	797	773
Marketable equity securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	797	773
Marketable equity securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Mutual funds [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	173	135
Mutual funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	173	135
Mutual funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	$ 0	$ 0

Fair Value Measurements Fair Value, by Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 46,510	$ 24,381	$ 14,292
Interest bearing deposits in banks	21,922	24,020
Loans held for sale	11,014	4,888
Loans, Gross	444,145	424,319
Loans and loans held for sale, net	439,627	420,270
Accrued interest receivable	1,539	1,810
Deposits
Noninterest bearing	83,715	76,656
Interest bearing	273,505	239,058
Time	152,773	157,725
Deposits	509,993	473,439
Borrowed funds [Abstract]
Borrowed funds	15,747	29,015
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,510
Interest bearing deposits in banks	0
Investment securities	3,499
Loans held for sale	0
Accrued interest receivable	15
Deposits
Noninterest bearing	83,715
Interest bearing	0
Time	0
Borrowed funds [Abstract]
Short-term, Fair Value	3,989
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0
Interest bearing deposits in banks	22,158
Investment securities	22,608
Loans held for sale	11,313
Accrued interest receivable	1,524
Deposits
Noninterest bearing	0
Interest bearing	273,509
Time	153,565
Borrowed funds [Abstract]
Short-term, Fair Value	0
Long-term, Fair Value	14,272
Accrued interest payable	300
Residential Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	154,938	147,426
Residential Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Residential Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	146,216
Construction Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	36,018	28,077
Construction Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Construction Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	41,364
Commercial Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	183,900	189,770
Commercial Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Commercial Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	178,880
Commercial [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	21,463	23,018
Commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Commercial [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	20,676
Consumer [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	6,065	6,134
Consumer [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Consumer [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	6,192
Municipal [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	41,761	29,894
Municipal [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Municipal [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	49,188
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,510	24,381
Interest bearing deposits in banks	21,922	24,020
Investment securities	26,126	46,954
Loans held for sale	11,014
Loans and loans held for sale, net		425,158
Accrued interest receivable	1,539	1,810
Nonmarketable equity securities	1,976	1,976
Deposits
Noninterest bearing	83,715
Interest bearing	273,505
Time	152,773
Deposits		473,439
Borrowed funds [Abstract]
Short-term	3,989
Long-term	11,758
Borrowed funds		29,015
Accrued interest payable	300	356
Carrying Amount [Member] | Residential Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	153,696
Carrying Amount [Member] | Construction Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	35,573
Carrying Amount [Member] | Commercial Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	181,290
Carrying Amount [Member] | Commercial [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	21,297
Carrying Amount [Member] | Consumer [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	6,027
Carrying Amount [Member] | Municipal [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	41,744
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,510	24,381
Interest bearing deposits in banks	22,158	24,324
Investment securities	26,107	46,952
Loans held for sale	11,313
Loans and loans held for sale, net		415,823
Accrued interest receivable	1,539	1,810
Deposits
Noninterest bearing	83,715
Interest bearing	273,509
Time	153,565
Deposits		474,509
Borrowed funds [Abstract]
Short-term, Fair Value	3,989
Long-term, Fair Value	14,272
Borrowed funds, Fair Value		33,696
Accrued interest payable	300	356
Estimated Fair Value [Member] | Residential Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	146,216
Estimated Fair Value [Member] | Construction Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	41,364
Estimated Fair Value [Member] | Commercial Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	178,880
Estimated Fair Value [Member] | Commercial [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	20,676
Estimated Fair Value [Member] | Consumer [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	6,192
Estimated Fair Value [Member] | Municipal [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	$ 49,188

Transactions with Related Parties Loan Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, January 1,	$ 3,792	$ 3,952
New loans and advances on lines	2,372	2,058
Repayments	(2,601)	(1,904)
Other, net	0	(314)
Balance, December 31,	3,563	3,792
Loan Commitments and Available Lines of Credit, Related Party	$ 1,083	$ 814

Transactions with Related Parties Narrative Data (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposit accounts with related parties	$ 1,200	$ 935

Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Union [Member]
Total capital to risk weighted assets
Total capital, actual	$ 47,786	$ 44,910
Total capital to risk weighted assets, actual	12.90%	12.20%
Total capital, minimum for capital requirement	29,612	29,570
Total capital to risk weighted assets, minimum for capital requirement	8.00%	8.00%
Total capital, minimum to be well capitalized	37,015	36,963
Total capital to risk weighted assets, minimum to be well capitalized	10.00%	10.00%
Tier I capital to risk weighted assets
Tier I capital, actual	43,133	40,671
Tier I capital to risk weighted assets, actual	11.70%	11.00%
Tier I capital, minimum for capital requirement	14,810	14,789
Tier I capital to risk weighted assets, minimum for capital requirement	4.00%	4.00%
Tier I capital, minimum to be well capitalized	22,214	22,184
Tier I capital to risk weighted assets, minimum to be well capitalized	6.00%	6.00%
Tier I capital to average assets
Tier I capital, actual	43,133	40,671
Tier 1 capital to average assets, actual	7.60%	7.50%
Tier I capital, minimum for capital requirement	22,822	21,634
Tier I capital to average assets, minimum for capital requirement	4.00%	4.00%
Tier I capital, minimum to be well capitalized	28,527	27,042
Tier I capital to average assets, minimum to be well capitalized	5.00%	5.00%
Company [Member]
Total capital to risk weighted assets
Total capital, actual	48,057	45,091
Total capital to risk weighted assets, actual	13.00%	12.20%
Total capital, minimum for capital requirement	29,688	29,641
Total capital to risk weighted assets, minimum for capital requirement	8.00%	8.00%
Tier I capital to risk weighted assets
Tier I capital, actual	43,392	40,852
Tier I capital to risk weighted assets, actual	11.70%	11.00%
Tier I capital, minimum for capital requirement	14,848	14,828
Tier I capital to risk weighted assets, minimum for capital requirement	4.00%	4.00%
Tier I capital to average assets
Tier I capital, actual	43,392	40,852
Tier 1 capital to average assets, actual	7.60%	7.50%
Tier I capital, minimum for capital requirement	$ 22,928	$ 21,672
Tier I capital to average assets, minimum for capital requirement	4.00%	4.00%

Other Comprehensive Income (Loss) Components of Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net unrealized gain on investment securities available-for-sale	$ 508	$ 892
Defined benefit pension plan:
Net unrealized actuarial loss	(2,518)	(5,231)
Net unrealized prior service cost	0	(7)
Total	$ (2,010)	$ (4,346)

Other Comprehensive Income (Loss) Tax Effects Allocated to Each Component of Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), before Tax [Abstract]
Net unrealized holding gains arising during the period on investment securities avialable-for-sale, Before Tax Amount	$ 91	$ 1,271
Reclassification adjustment for net gains on investment securities available-for-sale realized in net income, Before Tax Amount	(673)	(183)
Total Investment securities available-for-sale, Before Tax Amount	(582)	1,088
Net unrealized actuarial gain (loss), Before Tax Amount	3,616	(4,586)
Reclassification adjustment for amortization of net actuarial loss realized in net income, Before Tax Amount	494	185
Reclassification adjustment for amortizaiton of prior service cost realized in net income, Before Tax Amount	10	6
Total Defined benefit pension plan, Before Tax Amount	(4,120)	4,395
Total other comprehensive income (loss), Before Tax Amount	3,538	(3,307)
Other Comprehensive Income (Loss), Tax [Abstract]
Net unrealized holding gains arising during the period on investment securities avialable-for-sale, Tax	(31)	(432)
Reclassification adjustment for net gains on investment securities available-for-sale realized in net income, Tax	229	62
Total Investment securities available-for-sale, Tax	198	(370)
Net unrealized actuarial gain (loss), Tax	(1,229)	1,559
Reclassification adjustment for amortization of net actuarial loss realized in net income, Tax	(168)	(63)
Reclassification adjustment for amortizaiton of prior service cost realized in net income, Tax	(3)	(2)
Total Defined benefit pension plan, Tax	1,400	(1,494)
Total other comprehensive income (loss), Tax	(1,202)	1,124
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized holding gains arising during the period on investment securities available-for-sale	60	839
Reclassification adjustments for net gains on investment securities available-for-sale realized in net income	(444)	(121)
Total	(384)	718
Net unrealized actuarial gain (loss), Net of Tax	2,387	(3,027)
Reclassification adjustment for amortization of net actuarial loss realized in net income, Net of Tax	326	122
Reclassification adjustment for amortizaiton of prior service cost realized in net income, Net of Tax	(7)	(4)
Total Defined benefit pension plan, Net of Tax	(2,720)	2,901
Total other comprehensive income (loss), Net of Tax	$ 2,336	$ (2,183)

Condensed Financial Information (Parent Company Only) Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investment securities available-for-sale	$ 20,630	$ 42,954
Other assets	9,492	9,285
Total assets	577,256	552,751
LIABILITIES
Total liabilities	532,210	512,412
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional-paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339	41,725
Total liabilities and stockholders' equity	577,256	552,751
Parent Company [Member]
ASSETS
Cash	46	69
Investment securities available-for-sale	125	121
Investment in subsidiary - Union	44,787	40,159
Other assets	884	788
Total assets	45,842	41,137
LIABILITIES
Other liabilities	796	798
Total liabilities	796	798
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional-paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339
Total liabilities and stockholders' equity	$ 45,842	$ 41,137

Condensed Financial Information (Parent Company Only) Condensed Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenues
Other dividends									$ 51	$ 15
Expenses
Administrative and other									7,528	6,536
Total noninterest expenses	6,186	5,745	5,563	5,541	5,029	5,145	5,019	4,580	23,035	19,773
Applicable income tax benefit									1,663	1,119
Net income	2,198	1,981	1,438	1,227	1,733	1,427	1,031	1,028	6,844	5,219
Parent Company [Member]
Revenues
Dividends - bank subsidiary - Union									4,700	4,650
Other dividends									1	1
Other income									103	22
Total revenues									4,804	4,673
Expenses
Interest									33	26
Stock based compensation expense									8	9
Administrative and other									326	307
Total noninterest expenses									367	342
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									4,437	4,331
Applicable income tax benefit									(117)	(111)
Income before equity in undistributed net income of subsidiary									4,554	4,442
Equity in undistributed net income - Union									2,290	777
Net income									$ 6,844	$ 5,219

Condensed Financial Information (Parent Company Only) Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,844	$ 5,219
Adjustments to reconcile net income to net cash provided by operating activities
Stock based compensation expense	8	9
Increase in other assets	(345)	(150)
Net cash provided by operating activities	3,472	7,358
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(8,742)	(31,426)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,457)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	0
Net cash used by financing activities	18,805	25,362
Net decrease in cash and cash equivalents	22,129	10,089
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	3,406	3,942
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	6,844	5,219
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income - Union	(2,290)	(777)
Stock based compensation expense	8	9
Increase in other assets	(95)	(55)
Decrease in other liabilities	(2)	(10)
Net cash provided by operating activities	4,465	4,386
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(7)	(14)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,457)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	0
Net cash used by financing activities	(4,481)	(4,431)
Net decrease in cash and cash equivalents	(23)	(59)
CASH
Beginning of year	69	128
End of year	46	69
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	$ 33	$ 26

Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Interest income	$ 6,292	$ 6,355	$ 6,185	$ 6,196	$ 6,319	$ 6,118	$ 5,734	$ 5,498	$ 25,028	$ 23,669
Interest expense	773	815	853	910	929	1,016	1,002	961	3,351	3,908
Net interest income	5,519	5,540	5,332	5,286	5,390	5,102	4,732	4,537	21,677	19,761
Provision for loan losses	150	150	180	180	325	150	150	150	660	775
Noninterest income	3,566	2,888	2,168	1,903	2,055	2,012	1,657	1,401	10,525	7,125
Noninterest expenses	6,186	5,745	5,563	5,541	5,029	5,145	5,019	4,580	23,035	19,773
Net income	$ 2,198	$ 1,981	$ 1,438	$ 1,227	$ 1,733	$ 1,427	$ 1,031	$ 1,028	$ 6,844	$ 5,219
Earnings per common share	$ 0.5	$ 0.44	$ 0.32	$ 0.28	$ 0.39	$ 0.32	$ 0.23	$ 0.23	$ 1.54	$ 1.17

Noninterest Other Income and Noninterest Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income
Income from life insurance	$ 397	$ 107
Other income	349	345
Total other income	746	452
Expenses
ATM and debit card expense	730	613
Supplies and printing	395	394
Communications	323	363
Advertising and public relations	341	466
Vermont franchise tax	459	429
FDIC insurance assessment	351	376
Professional fees	424	417
Expenses of other real estate owned, net	489	302
Equity in losses of limited partnerships	660	515
Branch acquisition expenses	0	407
Prepayment penalties on borrowings	890	177
Other expenses	2,466	2,077
Total other expenses	$ 7,528	$ 6,536